JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
LONG POSITIONS — 101.9%
COMMON STOCKS — 56.2%
Argentina — 0.1%
MercadoLibre, Inc.*	2		3,079

Australia — 0.8%
Afterpay Ltd.*	4		392
AGL Energy Ltd.	11		98
AMP Ltd.	62		70
Ampol Ltd.	5		90
APA Group	21		158
Aristocrat Leisure Ltd.	10		244
ASX Ltd.	3		191
Aurizon Holdings Ltd.	35		97
AusNet Services	32		43
Australia & New Zealand Banking Group Ltd.	51		922
BHP Group Ltd.	53		1,773
BHP Group plc	338		9,258
BlueScope Steel Ltd.	9		114
Brambles Ltd.	27		218
CIMIC Group Ltd.*	2		31
Coca-Cola Amatil Ltd.	9		91
Cochlear Ltd.	1		178
Coles Group Ltd.	24		333
Commonwealth Bank of Australia	32		2,029
Computershare Ltd.	9		96
Crown Resorts Ltd.	7		49
CSL Ltd.	8		1,700
Dexus, REIT	20		135
Evolution Mining Ltd.	29		105
Fortescue Metals Group Ltd.	31		504
Glencore plc*	180		602
Goodman Group, REIT	30		403
GPT Group (The), REIT	35		116
Insurance Australia Group Ltd.	44		162
LendLease Corp. Ltd.	12		113
Macquarie Group Ltd.	6		618
Magellan Financial Group Ltd.	2		84
Medibank Pvt Ltd.	50		110
Mirvac Group, REIT	71		128
National Australia Bank Ltd.	59		1,065
Newcrest Mining Ltd.	15		280
Northern Star Resources Ltd.	13		129
Oil Search Ltd.	745		2,189
Orica Ltd.	7		85
Origin Energy Ltd.	32		114
Qantas Airways Ltd.*	17		57
QBE Insurance Group Ltd.	27		163
Ramsay Health Care Ltd.	3		159
REA Group Ltd.	1		106
Rio Tinto Ltd.	7		561
Rio Tinto plc	69		5,229
Santos Ltd.	32		158
Scentre Group, REIT	94		194
SEEK Ltd.	6		129
Sonic Healthcare Ltd.	8		214
South32 Ltd.	87		169
Stockland, REIT	43		145
Suncorp Group Ltd.	23		177
Sydney Airport*	24		104
Tabcorp Holdings Ltd.	39		117
Telstra Corp. Ltd.	75		178
TPG Telecom Ltd.*(a)	6		36
Transurban Group	49		498
Treasury Wine Estates Ltd.	13		100
Vicinity Centres, REIT	70		81
Washington H Soul Pattinson & Co. Ltd.(a)	2		39
Wesfarmers Ltd.	20		850
Westpac Banking Corp.	65		1,045
WiseTech Global Ltd.	3		62
Woodside Petroleum Ltd.	17		320
Woolworths Group Ltd.	23		709

			36,717

Austria — 0.2%
BAWAG Group AG(b)	6		279
Erste Group Bank AG	212		6,483
OMV AG	3		112
Raiffeisen Bank International AG	3		52
Verbund AG	1		111
voestalpine AG	2		76
Wienerberger AG	15		519

			7,632

Belgium — 0.2%
Ageas SA	3		162
Anheuser-Busch InBev SA/NV	14		863
bpost SA*	18		214
Elia Group SA/NV	1		67
Etablissements Franz Colruyt NV	1		62
Galapagos NV*	1		80
Groupe Bruxelles Lambert SA	2		202
KBC Group NV*	94		6,530
Proximus SADP	3		58
Sofina SA	—	(c)	90
Solvay SA	1		152
UCB SA	2		236
Umicore SA	4		201

			8,917

Brazil — 0.3%
Gerdau SA, ADR	430		1,821
Itau Unibanco Holding SA (Preference)	427		2,212
Localiza Rent a Car SA*	173		2,018
Lojas Renner SA	463		3,532
Magazine Luiza SA	360		1,651
Raia Drogasil SA	358		1,629
Yara International ASA	3		146

			13,009

Canada — 0.4%
Advanz Pharma Corp. Ltd.*	17		279
Brookfield Asset Management, Inc., Class A(a)	27		1,039
Canadian National Railway Co.	62		6,317
Canadian Pacific Railway Ltd.	6		2,117
Fairfax Financial Holdings Ltd.	7		2,462
Toronto-Dominion Bank (The)	108		6,121

			18,335

Chile — 0.0%(d)
Antofagasta plc	7		139

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
China — 7.2%
51job, Inc., ADR*	32	2,114
Aier Eye Hospital Group Co. Ltd., Class A	105	1,281
Alibaba Group Holding Ltd.*	1,177	37,357
Alibaba Group Holding Ltd., ADR*	21	5,399
Amoy Diagnostics Co. Ltd., Class A	23	264
Autobio Diagnostics Co. Ltd., Class A	31	632
Bank of Ningbo Co. Ltd., Class A	141	841
BOC Hong Kong Holdings Ltd.	67	200
BOE Technology Group Co. Ltd., Class A	5,701	5,438
BTG Hotels Group Co. Ltd., Class A	298	1,003
Budweiser Brewing Co. APAC Ltd.(b)	805	2,690
Chacha Food Co. Ltd., Class A	106	1,018
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	20	672
China Gas Holdings Ltd.	663	2,335
China Lesso Group Holdings Ltd.	1,499	2,487
China Merchants Bank Co. Ltd., Class A	431	3,402
China Merchants Bank Co. Ltd., Class H	987	7,558
China Molybdenum Co. Ltd., Class H	1,266	796
China Pacific Insurance Group Co. Ltd., Class H	483	1,989
China Resources Mixc Lifestyle Services Ltd.*(b)	590	3,105
China Tourism Group Duty Free Corp. Ltd., Class A	53	2,411
China Vanke Co. Ltd., Class A	236	1,012
China Vanke Co. Ltd., Class H	226	807
Chongqing Brewery Co. Ltd., Class A	18	369
Chongqing Fuling Zhacai Group Co. Ltd., Class A	98	678
Contemporary Amperex Technology Co. Ltd., Class A	49	2,674
ESR Cayman Ltd.*(b)	30	108
Flat Glass Group Co. Ltd., Class H(a)	168	689
Foshan Haitian Flavouring & Food Co. Ltd., Class A	133	4,058
Fu Jian Anjoy Foods Co. Ltd., Class A	50	1,907
Glodon Co. Ltd., Class A	109	1,397
Guangdong Haid Group Co. Ltd., Class A	73	745
Guangzhou Automobile Group Co. Ltd., Class H	926	841
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	57	1,370
Haidilao International Holding Ltd.(b)	304	2,552
Haier Smart Home Co. Ltd., Class H*	1,513	6,266
Hangzhou Tigermed Consulting Co. Ltd., Class A	71	1,834
Han’s Laser Technology Industry Group Co. Ltd., Class A	398	2,632
Hongfa Technology Co. Ltd., Class A	51	439
Hualan Biological Engineering, Inc., Class A	170	1,208
Huazhu Group Ltd.*	33	1,588
Hundsun Technologies, Inc., Class A	99	1,486
Industrial Bank Co. Ltd., Class A	211	753
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	604	4,131
JD.com, Inc., Class A*	120	5,305
Jiangsu Hengli Hydraulic Co. Ltd., Class A	88	1,589
Jiangsu Hengrui Medicine Co. Ltd., Class A	326	5,225
Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	217	801
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	226	2,344
Kangji Medical Holdings Ltd.*	1,069	1,568
Kingdee International Software Group Co. Ltd.*	940	3,765
Kingsoft Corp. Ltd.	493	3,800
Kuaishou Technology*(b)	28	415
Kunlun Energy Co. Ltd.	1,674	1,427
Kweichow Moutai Co. Ltd., Class A	21	6,909
Laobaixing Pharmacy Chain JSC, Class A	53	588
Longfor Group Holdings Ltd.(b)	269	1,515
LONGi Green Energy Technology Co. Ltd., Class A	157	2,609
Luxshare Precision Industry Co. Ltd., Class A	465	3,799
Maxscend Microelectronics Co. Ltd., Class A	11	1,055
Meituan Dianping, Class B*(b)	236	10,873
New Oriental Education & Technology Group, Inc., ADR*	13	2,128
Pharmaron Beijing Co. Ltd., Class H(b)	52	987
Pinduoduo, Inc., ADR*	19	3,170
Ping An Bank Co. Ltd., Class A	2,502	8,942
Ping An Insurance Group Co. of China Ltd., Class A	400	4,897
Ping An Insurance Group Co. of China Ltd., Class H	1,925	22,666
Poly Developments and Holdings Group Co. Ltd., Class A	582	1,241
Prosus NV*	9	1,028
Sangfor Technologies, Inc., Class A	28	1,306
Shanghai Baosight Software Co. Ltd., Class A	89	916
Shanghai Liangxin Electrical Co. Ltd., Class A	493	2,281
Shanghai M&G Stationery, Inc., Class A	56	809
Shanghai Putailai New Energy Technology Co. Ltd., Class A	47	725
Shenzhen Inovance Technology Co. Ltd., Class A	65	961

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	30		2,080
Shenzhou International Group Holdings Ltd.	100		1,944
Silergy Corp.	25		2,331
Skshu Paint Co. Ltd., Class A	22		507
Sunny Optical Technology Group Co. Ltd.	147		3,840
Tencent Holdings Ltd.	529		47,100
Three Squirrels, Inc., Class A	49		361
Toly Bread Co. Ltd., Class A	60		520
Venustech Group, Inc., Class A	168		861
Wanhua Chemical Group Co. Ltd., Class A	254		4,393
Will Semiconductor Co. Ltd., Class A	42		1,857
Wilmar International Ltd.	35		137
Wuliangye Yibin Co. Ltd., Class A	70		3,142
WuXi AppTec Co. Ltd., Class H(b)	58		1,375
Wuxi Biologics Cayman, Inc.*(b)	588		8,233
XPeng, Inc., ADR*(a)	29		1,397
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	70		476
Yonyou Network Technology Co. Ltd., Class A	119		795
Yunnan Energy New Material Co. Ltd.	213		4,344
Zai Lab Ltd.*	17		2,702
Zhejiang Dingli Machinery Co. Ltd., Class A	54		962
Zhongji Innolight Co. Ltd., Class A	104		834

			318,371

Denmark — 0.7%
Ambu A/S, Class B	3		139
AP Moller - Maersk A/S, Class A	—	(c)	108
AP Moller - Maersk A/S, Class B	—	(c)	828
Carlsberg A/S, Class B	38		5,546
Chr Hansen Holding A/S*	2		172
Coloplast A/S, Class B	2		320
Danske Bank A/S*	12		212
Demant A/S*	2		70
DSV Panalpina A/S	4		583
Genmab A/S*	1		470
GN Store Nord A/S	2		176
H Lundbeck A/S	1		43
Novo Nordisk A/S, Class B	200		13,919
Novozymes A/S, Class B	4		226
Orsted A/S(b)	19		3,604
Pandora A/S	5		471
Rockwool International A/S, Class B	—	(c)	55
Royal Unibrew A/S	3		263
Tryg A/S	3		85
Vestas Wind Systems A/S(a)	6		1,248

			28,538

Finland — 0.2%
Cargotec OYJ, Class B	11		482
Elisa OYJ	3		153
Fortum OYJ	8		194
Kesko OYJ, Class B	5		128
Kone OYJ, Class B	67		5,287
Neste OYJ	21		1,501
Nokia OYJ*	102		490
Nordea Bank Abp*	58		474
Orion OYJ, Class B	2		88
Sampo OYJ, Class A	9		357
Stora Enso OYJ, Class R	11		191
UPM-Kymmene OYJ	10		344
Wartsila OYJ Abp	8		78

			9,767

France — 2.4%
Accor SA*	3		111
Adevinta ASA*	4		64
Aeroports de Paris*	1		62
Air Liquide SA	9		1,398
Airbus SE*(a)	79		7,984
Alstom SA*	53		2,866
Amundi SA*(b)	1		81
Arkema SA	1		138
Atos SE*	2		137
AXA SA	35		773
BioMerieux	1		116
BNP Paribas SA*	133		6,386
Bollore SA	16		65
Bouygues SA	4		161
Bureau Veritas SA*	5		139
Capgemini SE	53		7,700
Carrefour SA	11		188
Cie de Saint-Gobain	9		464
Cie Generale des Etablissements Michelin SCA	3		422
Cie Plastic Omnium SA	11		447
CNP Assurances*	3		47
Covivio, REIT	1		77
Credit Agricole SA*	72		812
Danone SA	11		742
Dassault Aviation SA*	—	(c)	47
Dassault Systemes SE(a)	2		476
Edenred(a)	4		241
Eiffage SA*	6		586
Electricite de France SA*	11		139
Engie SA*	33		512
EssilorLuxottica SA	5		726
Eurazeo SE*	1		50
Faurecia SE*	1		78
Gecina SA, REIT	1		118
Getlink SE*	8		122
Hermes International	1		584
Iliad SA	—	(c)	49
Ipsen SA	1		59
Kering SA	1		898
Klepierre SA, REIT(a)	4		84
La Francaise des Jeux SAEM(b)	16		691
Legrand SA	5		443
L’Oreal SA	5		1,598
LVMH Moet Hennessy Louis Vuitton SE	31		18,859
Natixis SA*	17		64
Orange SA	36		423
Orpea SA*	1		129
Pernod Ricard SA	4		713
Publicis Groupe SA	12		599
Remy Cointreau SA	—	(c)	75
Renault SA*	3		148
Safran SA*	68		8,560
Sanofi	31		2,929

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Sartorius Stedim Biotech	—	(c)	209
Schneider Electric SE	120		17,559
SCOR SE*	3		87
SEB SA	—	(c)	78
Societe Generale SA*	15		273
Sodexo SA*	2		142
Suez SA	6		128
Teleperformance	1		347
Thales SA	2		173
TOTAL SE	45		1,918
Ubisoft Entertainment SA*	2		165
Unibail-Rodamco-Westfield, REIT(a)	2		211
Valeo SA	4		154
Veolia Environnement SA	10		259
Vinci SA	138		12,824
Vivendi SA	15		460
Wendel SE(a)	—	(c)	56
Worldline SA*(b)	4		365

			106,788

Germany — 1.8%
adidas AG*	37		11,604
Allianz SE (Registered)	71		16,138
Aroundtown SA	18		125
BASF SE	17		1,281
Bayer AG (Registered)	18		1,073
Bayerische Motoren Werke AG	6		506
Bayerische Motoren Werke AG (Preference)	1		67
Bechtle AG	—	(c)	105
Beiersdorf AG	2		199
Brenntag AG	3		218
Carl Zeiss Meditec AG	1		113
Commerzbank AG*	18		119
Continental AG	2		278
Covestro AG(b)	3		225
Daimler AG (Registered)	27		1,917
Delivery Hero SE*(a)(b)	46		7,051
Deutsche Bank AG (Registered)*	35		357
Deutsche Boerse AG	3		551
Deutsche Lufthansa AG (Registered)*	5		70
Deutsche Post AG (Registered)	39		1,941
Deutsche Telekom AG (Registered)	139		2,470
Deutsche Wohnen SE	6		305
DWS Group GmbH & Co. KGaA(b)	14		566
E.ON SE	41		429
Evonik Industries AG	4		124
Fresenius Medical Care AG & Co. KGaA	4		311
Fresenius SE & Co. KGaA	8		336
FUCHS PETROLUB SE (Preference)	1		71
GEA Group AG	3		96
Hannover Rueck SE	1		169
HeidelbergCement AG	3		199
HelloFresh SE*(a)	3		225
Henkel AG & Co. KGaA	2		175
Henkel AG & Co. KGaA (Preference)(a)	3		333
HOCHTIEF AG(a)	—	(c)	40
Infineon Technologies AG	44		1,762
Jungheinrich AG (Preference)	8		365
Just Eat Takeaway.com NV*(a)(b)	2		262
KION Group AG(a)	1		113
Knorr-Bremse AG	1		173
LANXESS AG	2		113
LEG Immobilien AG	1		185
Merck KGaA	2		389
MTU Aero Engines AG	1		222
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3		671
Nemetschek SE	1		73
Porsche Automobil Holding SE (Preference)	3		192
Puma SE*	2		173
Rational AG	—	(c)	89
RWE AG(a)	118		5,090
SAP SE	19		2,392
Sartorius AG (Preference)	1		319
Schaeffler AG (Preference)(a)	56		441
Scout24 AG(a)(b)	2		150
Siemens AG (Registered)	22		3,472
Siemens Energy AG*	7		268
Siemens Healthineers AG(b)	5		272
Softwareone Holding AG*	14		424
Symrise AG(a)	2		289
TeamViewer AG*(a)(b)	3		141
Telefonica Deutschland Holding AG	19		52
Uniper SE	4		127
United Internet AG (Registered)	2		84
VERBIO Vereinigte BioEnergie AG	7		362
Volkswagen AG	1		124
Volkswagen AG (Preference)	36		6,826
Vonovia SE	69		4,607
Zalando SE*(b)	10		1,134

			81,143

Greece — 0.0%(d)
Hellenic Telecommunications Organization SA	98		1,430

Hong Kong — 0.8%
AIA Group Ltd.	1,514		18,256
ASM Pacific Technology Ltd.	6		80
Bank of East Asia Ltd. (The)	23		49
CK Asset Holdings Ltd.	47		234
CK Infrastructure Holdings Ltd.	12		64
CLP Holdings Ltd.	30		277
Hang Lung Properties Ltd.	37		98
Hang Seng Bank Ltd.	14		249
Henderson Land Development Co. Ltd.	26		106
HK Electric Investments & HK Electric Investments Ltd.(b)	46		45
HKT Trust & HKT Ltd.	68		90
Hong Kong & China Gas Co. Ltd.	192		276
Hong Kong Exchanges & Clearing Ltd.	120		7,659
Hongkong Land Holdings Ltd.	21		97
Jardine Matheson Holdings Ltd.	4		225
Jardine Strategic Holdings Ltd.	4		104
Link, REIT	37		324
Melco Resorts & Entertainment Ltd., ADR	4		62
MTR Corp. Ltd.	28		163
New World Development Co. Ltd.	28		127

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
PCCW Ltd.	74		41
Power Assets Holdings Ltd.	25		133
Sino Land Co. Ltd.	58		80
Sun Hung Kai Properties Ltd.	24		321
Swire Pacific Ltd., Class A	9		56
Swire Properties Ltd.	21		62
Techtronic Industries Co. Ltd.	287		4,287
Vitasoy International Holdings Ltd.	458		1,993
WH Group Ltd.(b)	173		140
Wharf Real Estate Investment Co. Ltd.	30		159
Xinyi Glass Holdings Ltd.	32		77

			35,934

Hungary — 0.1%
OTP Bank Nyrt.*	53		2,420

India — 0.7%
HDFC Bank Ltd., ADR*	333		24,001
ICICI Bank Ltd., ADR*	190		2,873
Infosys Ltd., ADR(a)	217		3,657

			30,531

Indonesia — 0.3%
Bank Central Asia Tbk. PT	4,057		9,758
Telkom Indonesia Persero Tbk. PT	7,202		1,592

			11,350

Ireland — 0.1%
CRH plc	14		581
Flutter Entertainment plc*	3		547
Kerry Group plc, Class A	3		370
Kerry Group plc, Class A	—	(c)	20
Kingspan Group plc*	3		179
Kingspan Group plc*	—	(c)	10
Ryanair Holdings plc, ADR*	39		3,683
Smurfit Kappa Group plc	4		213

			5,603

Israel — 0.0%(d)
Azrieli Group Ltd.	1		45
Bank Hapoalim BM*	20		144
Bank Leumi Le-Israel BM	26		161
Check Point Software Technologies Ltd.*(a)	2		259
Elbit Systems Ltd.	—	(c)	66
ICL Group Ltd.	13		68
Isracard Ltd.	—	(c)	—	(c)
Israel Discount Bank Ltd., Class A	21		81
Mizrahi Tefahot Bank Ltd.	3		59
Nice Ltd.*	1		295
Teva Pharmaceutical Industries Ltd., ADR*	20		233
Wix.com Ltd.*	1		246

			1,657

Italy — 0.3%
Amplifon SpA*(a)	2		89
Assicurazioni Generali SpA	20		340
Atlantia SpA*	9		142
Davide Campari-Milano NV(a)	10		113
DiaSorin SpA	—	(c)	99
Enel SpA	261		2,588
Eni SpA	46		464
Falck Renewables SpA	42		322
Ferrari NV(a)	16		3,267
Ferrari NV	2		473
FinecoBank Banca Fineco SpA*(a)	11		171
Infrastrutture Wireless Italiane SpA(a)(b)	6		65
Intesa Sanpaolo SpA*	705		1,537
Mediobanca Banca di Credito Finanziario SpA*	11		100
Moncler SpA*	3		197
Nexi SpA*(a)(b)	8		141
Poste Italiane SpA(b)	9		92
Prysmian SpA	4		140
Recordati Industria Chimica e Farmaceutica SpA	2		98
Snam SpA	36		191
Telecom Italia SpA	151		65
Telecom Italia SpA	109		51
Terna Rete Elettrica Nazionale SpA	25		184
UniCredit SpA*	38		350

			11,279

Japan — 2.3%
ABC-Mart, Inc.	1		34
Acom Co. Ltd.	7		30
Advantest Corp.	4		285
Aeon Co. Ltd.	12		370
Aeon Mall Co. Ltd.	2		29
AGC, Inc.	4		122
Air Water, Inc.	3		52
Aisin Seiki Co. Ltd.	3		89
Ajinomoto Co., Inc.	8		199
Alfresa Holdings Corp.	3		66
Amada Co. Ltd.	6		65
ANA Holdings, Inc.*	3		60
Asahi Group Holdings Ltd.	8		331
Asahi Intecc Co. Ltd.	4		115
Asahi Kasei Corp.	23		251
Astellas Pharma, Inc.	34		545
Azbil Corp.	2		112
Bandai Namco Holdings, Inc.	4		307
Bank of Kyoto Ltd. (The)	1		52
Bridgestone Corp.	10		361
Brother Industries Ltd.	4		89
Calbee, Inc.	2		47
Canon, Inc.	18		400
Capcom Co. Ltd.	2		100
Casio Computer Co. Ltd.	3		60
Central Japan Railway Co.	3		372
Chiba Bank Ltd. (The)	10		52
Chubu Electric Power Co., Inc.	12		142
Chugai Pharmaceutical Co. Ltd.	12		633
Chugoku Electric Power Co., Inc. (The)	5		64
Coca-Cola Bottlers Japan Holdings, Inc.	2		32
Concordia Financial Group Ltd.	19		67
Cosmos Pharmaceutical Corp.	—	(c)	61
CyberAgent, Inc.	2		113
Dai Nippon Printing Co. Ltd.	4		76
Daifuku Co. Ltd.	2		205
Dai-ichi Life Holdings, Inc.	20		297
Daiichi Sankyo Co. Ltd.	31		988
Daikin Industries Ltd.	5		950
Daito Trust Construction Co. Ltd.	1		125
Daiwa House Industry Co. Ltd.	10		289

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Daiwa House REIT Investment Corp., REIT	—	(c)	97
Daiwa Securities Group, Inc.	26		124
Denso Corp.	8		434
Dentsu Group, Inc.	4		124
Disco Corp.	1		163
East Japan Railway Co.	6		363
Eisai Co. Ltd.	5		336
ENEOS Holdings, Inc.	55		225
FANUC Corp.	4		914
Fast Retailing Co. Ltd.	1		945
Fuji Electric Co. Ltd.	2		92
FUJIFILM Holdings Corp.	7		372
Fujitsu Ltd.	4		534
Fukuoka Financial Group, Inc.	3		54
GLP J-REIT, REIT	—	(c)	119
GMO Payment Gateway, Inc.	1		100
Hakuhodo DY Holdings, Inc.	4		61
Hamamatsu Photonics KK	3		145
Hankyu Hanshin Holdings, Inc.	4		133
Harmonic Drive Systems, Inc.	1		52
Hikari Tsushin, Inc.	—	(c)	84
Hino Motors Ltd.	5		45
Hirose Electric Co. Ltd.	1		94
Hisamitsu Pharmaceutical Co., Inc.	1		54
Hitachi Construction Machinery Co. Ltd.	2		55
Hitachi Ltd.	18		721
Hitachi Metals Ltd.	4		62
Honda Motor Co. Ltd.	29		776
Hoshizaki Corp.	1		80
Hoya Corp.	7		870
Hulic Co. Ltd.	6		62
Ibiden Co. Ltd.	2		88
Idemitsu Kosan Co. Ltd.	4		82
Iida Group Holdings Co. Ltd.	3		60
Inpex Corp.	19		107
Isuzu Motors Ltd.	10		96
Ito En Ltd.	1		62
ITOCHU Corp.	24		696
Itochu Techno-Solutions Corp.	2		60
Japan Airlines Co. Ltd.*	163		2,908
Japan Airport Terminal Co. Ltd.	1		47
Japan Exchange Group, Inc.	9		215
Japan Post Bank Co. Ltd.	7		63
Japan Post Holdings Co. Ltd.	28		226
Japan Post Insurance Co. Ltd.	4		81
Japan Real Estate Investment Corp., REIT	—	(c)	146
Japan Retail Fund Investment Corp., REIT	—	(c)	89
Japan Tobacco, Inc.	22		431
JFE Holdings, Inc.*	9		77
JSR Corp.	4		113
Kajima Corp.	8		109
Kakaku.com, Inc.	2		70
Kansai Electric Power Co., Inc. (The)	13		125
Kansai Paint Co. Ltd.	3		94
Kao Corp.	9		631
KDDI Corp.	29		855
Keihan Holdings Co. Ltd.	2		78
Keikyu Corp.	4		64
Keio Corp.	2		139
Keisei Electric Railway Co. Ltd.	2		78
Keyence Corp.	14		7,731
Kikkoman Corp.	3		183
Kintetsu Group Holdings Co. Ltd.	3		130
Kirin Holdings Co. Ltd.	15		318
Kobayashi Pharmaceutical Co. Ltd.	1		101
Kobe Bussan Co. Ltd.	2		61
Koei Tecmo Holdings Co. Ltd.	1		46
Koito Manufacturing Co. Ltd.	2		123
Komatsu Ltd.	16		433
Konami Holdings Corp.	2		104
Kose Corp.	1		96
Kubota Corp.	19		411
Kuraray Co. Ltd.	6		62
Kurita Water Industries Ltd.	2		73
Kyocera Corp.	6		372
Kyowa Kirin Co. Ltd.	5		145
Kyushu Electric Power Co., Inc.	7		61
Kyushu Railway Co.	3		57
Lasertec Corp.	1		188
Lawson, Inc.	1		44
Lion Corp.	4		91
Lixil Corp.	5		112
M3, Inc.	8		673
Makita Corp.	4		191
Marubeni Corp.	30		198
Marui Group Co. Ltd.	3		59
Mazda Motor Corp.	10		73
McDonald’s Holdings Co. Japan Ltd.	1		59
Medipal Holdings Corp.	3		66
MEIJI Holdings Co. Ltd.	2		143
Mercari, Inc.*	2		77
MINEBEA MITSUMI, Inc.	7		147
MISUMI Group, Inc.	5		166
Mitsubishi Chemical Holdings Corp.	23		158
Mitsubishi Corp.	24		611
Mitsubishi Electric Corp.	33		502
Mitsubishi Estate Co. Ltd.	21		337
Mitsubishi Gas Chemical Co., Inc.	3		66
Mitsubishi Heavy Industries Ltd.	6		167
Mitsubishi UFJ Financial Group, Inc.	221		996
Mitsubishi UFJ Lease & Finance Co. Ltd.	7		34
Mitsui & Co. Ltd.	29		546
Mitsui Chemicals, Inc.	3		95
Mitsui Fudosan Co. Ltd.	133		2,706
Miura Co. Ltd.	2		91
Mizuho Financial Group, Inc.	44		573
MonotaRO Co. Ltd.	2		115
MS&AD Insurance Group Holdings, Inc.	8		230
Murata Manufacturing Co. Ltd.	10		999
Nabtesco Corp.	2		90
Nagoya Railroad Co. Ltd.	3		87
NEC Corp.	5		256
Nexon Co. Ltd.	9		267
NGK Insulators Ltd.	5		82
NGK Spark Plug Co. Ltd.	3		50
NH Foods Ltd.	2		64
Nidec Corp.	8		1,078
Nihon M&A Center, Inc.	3		156

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Nintendo Co. Ltd.	2		1,151
Nippon Building Fund, Inc., REIT	—	(c)	163
Nippon Express Co. Ltd.	1		88
Nippon Paint Holdings Co. Ltd.	3		234
Nippon Prologis REIT, Inc., REIT	—	(c)	124
Nippon Sanso Holdings Corp.	3		50
Nippon Shinyaku Co. Ltd.	1		59
Nippon Steel Corp.*	15		169
Nippon Telegraph & Telephone Corp.	23		580
Nippon Yusen KK	3		65
Nissan Chemical Corp.	2		125
Nissan Motor Co. Ltd.*	42		216
Nisshin Seifun Group, Inc.	4		61
Nissin Foods Holdings Co. Ltd.	1		95
Nitori Holdings Co. Ltd.	1		278
Nitto Denko Corp.	3		263
Nomura Holdings, Inc.	57		301
Nomura Real Estate Holdings, Inc.	2		47
Nomura Real Estate Master Fund, Inc., REIT	—	(c)	117
Nomura Research Institute Ltd.	6		195
NSK Ltd.	7		59
NTT Data Corp.	11		164
Obayashi Corp.	12		98
Obic Co. Ltd.	1		243
Odakyu Electric Railway Co. Ltd.	5		154
Oji Holdings Corp.	16		94
Olympus Corp.	21		380
Omron Corp.	3		301
Ono Pharmaceutical Co. Ltd.	7		200
Oracle Corp.	1		82
Oriental Land Co. Ltd.	4		563
ORIX Corp.	24		380
Orix JREIT, Inc., REIT	—	(c)	79
Osaka Gas Co. Ltd.	7		126
Otsuka Corp.	2		96
Otsuka Holdings Co. Ltd.	7		299
Pan Pacific International Holdings Corp.	7		166
Panasonic Corp.	40		518
PeptiDream, Inc.*	2		99
Persol Holdings Co. Ltd.	3		58
Pigeon Corp.	2		95
Pola Orbis Holdings, Inc.	2		34
Rakuten, Inc.	16		153
Recruit Holdings Co. Ltd.	25		1,066
Renesas Electronics Corp.*	14		160
Resona Holdings, Inc.	37		130
Ricoh Co. Ltd.	12		92
Rinnai Corp.	1		73
Rohm Co. Ltd.	2		162
Ryohin Keikaku Co. Ltd.	4		103
Santen Pharmaceutical Co. Ltd.	7		108
SBI Holdings, Inc.	4		107
SCSK Corp.	1		50
Secom Co. Ltd.	4		344
Sega Sammy Holdings, Inc.	3		48
Seibu Holdings, Inc.	4		35
Seiko Epson Corp.	5		85
Sekisui Chemical Co. Ltd.	7		117
Sekisui House Ltd.	11		214
Seven & i Holdings Co. Ltd.	14		519
SG Holdings Co. Ltd.	6		149
Sharp Corp.	4		77
Shimadzu Corp.	4		153
Shimamura Co. Ltd.	—	(c)	44
Shimano, Inc.	1		305
Shimizu Corp.	10		70
Shin-Etsu Chemical Co. Ltd.	6		1,114
Shinsei Bank Ltd.	3		33
Shionogi & Co. Ltd.	5		261
Shiseido Co. Ltd.	7		467
Shizuoka Bank Ltd. (The)	8		55
SMC Corp.	9		5,204
SoftBank Corp.	52		680
SoftBank Group Corp.	28		2,193
Sohgo Security Services Co. Ltd.	1		64
Sompo Holdings, Inc.	6		244
Sony Corp.	132		12,586
Square Enix Holdings Co. Ltd.	2		98
Stanley Electric Co. Ltd.	2		75
Subaru Corp.	11		213
SUMCO Corp.	5		99
Sumitomo Chemical Co. Ltd.	27		127
Sumitomo Corp.	22		285
Sumitomo Dainippon Pharma Co. Ltd.	3		50
Sumitomo Electric Industries Ltd.	14		182
Sumitomo Metal Mining Co. Ltd.	4		182
Sumitomo Mitsui Financial Group, Inc.	24		733
Sumitomo Mitsui Trust Holdings, Inc.	6		183
Sumitomo Realty & Development Co. Ltd.	6		169
Sundrug Co. Ltd.	1		52
Suntory Beverage & Food Ltd.	3		87
Suzuken Co. Ltd.	1		46
Suzuki Motor Corp.	7		298
Sysmex Corp.	3		350
T&D Holdings, Inc.	10		113
Taiheiyo Cement Corp.	2		52
Taisei Corp.	3		110
Taisho Pharmaceutical Holdings Co. Ltd.	1		39
Takeda Pharmaceutical Co. Ltd.	29		1,002
TDK Corp.	2		372
Teijin Ltd.	3		57
Terumo Corp.	12		455
THK Co. Ltd.	2		70
TIS, Inc.	4		87
Tobu Railway Co. Ltd.	3		96
Toho Co. Ltd.	2		77
Toho Gas Co. Ltd.	1		76
Tohoku Electric Power Co., Inc.	8		66
Tokio Marine Holdings, Inc.	11		560
Tokyo Century Corp.	1		65
Tokyo Electric Power Co. Holdings, Inc.*	26		100
Tokyo Electron Ltd.	3		1,027
Tokyo Gas Co. Ltd.	7		149
Tokyu Corp.	9		106
Tokyu Fudosan Holdings Corp.	11		60
Toppan Printing Co. Ltd.	5		67
Toray Industries, Inc.	25		163

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Toshiba Corp.	7		229
Tosoh Corp.	5		81
TOTO Ltd.	3		144
Toyo Suisan Kaisha Ltd.	2		79
Toyoda Gosei Co. Ltd.	1		32
Toyota Industries Corp.	3		205
Toyota Motor Corp.	111		7,792
Toyota Tsusho Corp.	4		148
Trend Micro, Inc.	2		132
Tsuruha Holdings, Inc.	1		93
Unicharm Corp.	7		327
United Urban Investment Corp., REIT	—	(c)	72
USS Co. Ltd.	4		79
Welcia Holdings Co. Ltd.	2		58
West Japan Railway Co.	3		155
Yakult Honsha Co. Ltd.	2		117
Yamada Holdings Co. Ltd.	13		67
Yamaha Corp.	2		135
Yamaha Motor Co. Ltd.	5		113
Yamato Holdings Co. Ltd.	6		139
Yamazaki Baking Co. Ltd.	2		39
Yaskawa Electric Corp.	4		221
Yokogawa Electric Corp.	4		86
Z Holdings Corp.	48		298
ZOZO, Inc.	2		56

			102,996

Jordan — 0.0%(d)
Hikma Pharmaceuticals plc	3		102

Luxembourg — 0.0%(d)
ArcelorMittal SA*	32		693
Eurofins Scientific SE*	2		230
SES SA, Receipts	7		59

			982

Macau — 0.1%
Galaxy Entertainment Group Ltd.	39		294
Sands China Ltd.	566		2,246
SJM Holdings Ltd.	36		39
Wynn Macau Ltd.*	28		44

			2,623

Mexico — 0.3%
America Movil SAB de CV, Series L(a)	2,324		1,548
Fresnillo plc	3		45
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	200		2,011
Grupo Aeroportuario del Sureste SAB de CV, ADR*	12		1,903
Grupo Financiero Banorte SAB de CV, Class O*	841		4,188
Grupo Mexico SAB de CV, Series B	692		2,988
Wal-Mart de Mexico SAB de CV	697		1,984

			14,667

Netherlands — 1.5%
ABN AMRO Bank NV, CVA(b)	8		80
Adyen NV*(b)	—	(c)	685
Aegon NV	32		134
Akzo Nobel NV	61		6,173
Argenx SE*	—	(c)	10
Argenx SE*	1		225
ASM International NV	4		1,025
ASML Holding NV	44		23,337
ASR Nederland NV	18		691
BE Semiconductor Industries NV	8		553
Euronext NV(b)	2		254
EXOR NV	2		145
Heineken Holding NV	2		183
Heineken NV	53		5,509
ING Groep NV*	504		4,485
JDE Peet’s NV*(a)	1		52
Koninklijke Ahold Delhaize NV	44		1,276
Koninklijke DSM NV	3		544
Koninklijke KPN NV	64		202
Koninklijke Philips NV*	16		896
Koninklijke Vopak NV	1		64
NN Group NV	5		217
NXP Semiconductors NV	81		13,036
Randstad NV*	2		134
Royal Dutch Shell plc, Class A	74		1,370
Royal Dutch Shell plc, Class B	67		1,166
Shop Apotheke Europe NV*(b)	1		245
Signify NV*(b)	11		501
Wolters Kluwer NV	5		410

			63,602

New Zealand — 0.0%(d)
a2 Milk Co. Ltd. (The)*	13		111
Auckland International Airport Ltd.*	23		120
Fisher & Paykel Healthcare Corp. Ltd.	10		257
Mercury NZ Ltd.	12		63
Meridian Energy Ltd.	23		118
Ryman Healthcare Ltd.	7		80
Spark New Zealand Ltd.	33		114
Xero Ltd.*	2		216

			1,079

Norway — 0.1%
DNB ASA*	17		333
Equinor ASA	18		316
Gjensidige Forsikring ASA	4		83
Kongsberg Gruppen ASA*	14		279
Mowi ASA	8		176
Norsk Hydro ASA	24		107
Orkla ASA	14		132
Scatec ASA(b)	8		321
Schibsted ASA, Class A*	1		52
Schibsted ASA, Class B*	2		57
Telenor ASA	13		208

			2,064

Peru — 0.2%
Credicorp Ltd.	51		7,675

Poland — 0.1%
Allegro.eu SA*(b)	102		2,009
CD Projekt SA*	24		1,983
Dino Polska SA*(b)	27		1,888

			5,880

Portugal — 0.0%(d)
EDP - Energias de Portugal SA	50		315
Galp Energia SGPS SA	9		91
Jeronimo Martins SGPS SA	5		74

			480

Russia — 0.5%
Alrosa PJSC	1,605		2,107
Evraz plc	9		63

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
LUKOIL PJSC, ADR	60	4,280
Magnitogorsk Iron & Steel Works PJSC	4,074	2,776
Sberbank of Russia PJSC	808	2,743
Sberbank of Russia PJSC	608	2,064
Severstal PAO, GDR(b)	154	2,566
TCS Group Holding plc, GDR(b)	87	3,582
X5 Retail Group NV, GDR(b)	62	2,201

		22,382

Singapore — 0.1%
Ascendas, REIT	58	134
CapitaLand Integrated Commercial Trust, REIT	82	131
CapitaLand Ltd.	48	114
City Developments Ltd.	8	43
DBS Group Holdings Ltd.	32	611
Genting Singapore Ltd.	109	70
Keppel Corp. Ltd.	26	99
Mapletree Commercial Trust, REIT	39	60
Mapletree Logistics Trust, REIT	52	77
Oversea-Chinese Banking Corp. Ltd.	60	463
Singapore Airlines Ltd.*	24	75
Singapore Exchange Ltd.	15	108
Singapore Technologies Engineering Ltd.	28	79
Singapore Telecommunications Ltd.	147	261
Suntec, REIT	34	41
United Overseas Bank Ltd.	21	372
UOL Group Ltd.	8	46
Venture Corp. Ltd.	5	74

		2,858

South Africa — 0.5%
Anglo American plc	161	5,280
Bid Corp. Ltd.	75	1,248
Bidvest Group Ltd. (The)	178	1,835
Capitec Bank Holdings Ltd.*	23	2,108
Clicks Group Ltd.	208	3,417
Naspers Ltd., Class N	29	6,693

		20,581

South Korea — 1.7%
Hanon Systems	113	1,679
Korea Electric Power Corp.	60	1,230
LG Chem Ltd.	10	8,433
LG Household & Health Care Ltd.	1	1,680
Mando Corp.*	59	3,637
NCSoft Corp.*	3	2,152
POSCO	17	3,639
Samsung Electronics Co. Ltd.	590	43,103
Shinhan Financial Group Co. Ltd.	81	2,227
SK Hynix, Inc.	60	6,561
S-Oil Corp.*	36	2,175

		76,516

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	5	150
Aena SME SA*(b)	1	188
Amadeus IT Group SA*	8	519
Banco Bilbao Vizcaya Argentaria SA	120	549
Banco Santander SA*	313	914
CaixaBank SA	65	163
Cellnex Telecom SA(b)	75	4,365
Enagas SA	4	99
Endesa SA	6	147
Ferrovial SA	9	211
Grifols SA(a)	5	158
Iberdrola SA	898	12,152
Industria de Diseno Textil SA	154	4,572
Naturgy Energy Group SA	5	138
Red Electrica Corp. SA	8	148
Repsol SA	27	269
Siemens Gamesa Renewable Energy SA	4	177
Telefonica SA	91	394

		25,313

Sweden — 0.8%
Alfa Laval AB*	6	149
Assa Abloy AB, Class B	18	447
Atlas Copco AB, Class A(a)	117	6,374
Atlas Copco AB, Class B	7	330
Boliden AB	5	162
Electrolux AB, Series B	4	99
Epiroc AB, Class A	12	228
Epiroc AB, Class B	7	121
EQT AB	4	134
Essity AB, Class B	11	351
Evolution Gaming Group AB(a)(b)	11	1,047
Fastighets AB Balder, Class B*(a)	2	91
Hennes & Mauritz AB, Class B*	15	310
Hexagon AB, Class B	5	443
Husqvarna AB, Class B	8	93
ICA Gruppen AB	2	91
Industrivarden AB, Class A*	2	65
Industrivarden AB, Class C*	3	92
Investment AB Latour, Class B(a)	3	60
Investor AB, Class B	8	603
Kinnevik AB, Class B*	4	214
L E Lundbergforetagen AB, Class B*	1	72
Lundin Energy AB	3	91
Nibe Industrier AB, Class B	6	188
Sandvik AB*	20	508
Securitas AB, Class B	6	87
Sinch AB*(b)	4	538
Skandinaviska Enskilda Banken AB, Class A*	29	320
Skanska AB, Class B	6	159
SKF AB, Class B	294	8,051
Svenska Cellulosa AB SCA, Class B*	11	193
Svenska Handelsbanken AB, Class A*	557	5,551
Swedbank AB, Class A*	16	308
Swedish Match AB	11	862
Tele2 AB, Class B	9	124
Telefonaktiebolaget LM Ericsson, Class B	53	663
Telia Co. AB	44	194
Volvo AB, Class B*	300	7,398

		36,811

Switzerland — 1.8%
ABB Ltd. (Registered)	33	981
Adecco Group AG (Registered)	3	175
Alcon, Inc.*	9	637

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
ALSO Holding AG (Registered)*	2		414
Baloise Holding AG (Registered)	1		140
Banque Cantonale Vaudoise (Registered)	1		58
Barry Callebaut AG (Registered)	—	(c)	120
Chocoladefabriken Lindt & Spruengli AG	—	(c)	165
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(c)	186
Cie Financiere Richemont SA (Registered)	9		875
Clariant AG (Registered)(a)	4		76
Coca-Cola HBC AG*	4		107
Credit Suisse Group AG (Registered)	83		1,083
EMS-Chemie Holding AG (Registered)	—	(c)	140
Geberit AG (Registered)	1		409
Givaudan SA (Registered)	—	(c)	673
Interroll Holding AG (Registered)	—	(c)	119
Julius Baer Group Ltd.	4		244
Kuehne + Nagel International AG (Registered)	1		222
LafargeHolcim Ltd. (Registered)*	144		7,777
Logitech International SA (Registered)	9		975
Lonza Group AG (Registered)	9		5,705
Nestle SA (Registered)	171		19,215
Novartis AG (Registered)	59		5,311
Partners Group Holding AG	—	(c)	398
Roche Holding AG	38		13,157
Schindler Holding AG	3		667
Schindler Holding AG (Registered)	—	(c)	95
SGS SA (Registered)	2		6,160
Sika AG (Registered)	3		696
Sonova Holding AG (Registered)*	3		799
STMicroelectronics NV	12		461
Straumann Holding AG (Registered)	—	(c)	207
Swatch Group AG (The)	1		150
Swatch Group AG (The) (Registered)	1		53
Swiss Life Holding AG (Registered)	1		250
Swiss Prime Site AG (Registered)	1		133
Swiss Re AG	5		455
Swisscom AG (Registered)	—	(c)	255
Swissquote Group Holding SA (Registered)	5		557
Temenos AG (Registered)	1		152
UBS Group AG (Registered)	66		954
Vifor Pharma AG	1		111
Wizz Air Holdings plc*(b)	37		2,226
Zur Rose Group AG*	1		384
Zurich Insurance Group AG	17		6,873

			81,000

Taiwan — 1.8%
Advantech Co. Ltd.	216		2,667
Chailease Holding Co. Ltd.	662		3,657
Eclat Textile Co. Ltd.	131		1,893
Feng TAY Enterprise Co. Ltd.	286		1,829
Global Unichip Corp.	160		2,250
Hiwin Technologies Corp.	154		2,174
Sea Ltd., ADR*	41		8,941
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	246		29,928
Taiwan Semiconductor Manufacturing Co. Ltd.	952		20,119
Taiwan Union Technology Corp.	475		1,860
Wiwynn Corp.	63		1,850

			77,168

Tanzania, United Republic of — 0.0%(d)
AngloGold Ashanti Ltd.	46		1,068

Thailand — 0.2%
PTT Exploration & Production PCL	850		2,920
Siam Cement PCL (The) (Registered)	147		1,848
Thai Oil PCL	1,693		3,059

			7,827

United Arab Emirates — 0.0%
NMC Health plc*‡	3		—

United Kingdom — 2.6%
3i Group plc	18		266
Admiral Group plc	3		136
Ashtead Group plc	8		407
Associated British Foods plc*	6		186
AstraZeneca plc	24		2,416
Auto Trader Group plc*(b)	17		134
AVEVA Group plc	2		103
Aviva plc	71		324
BAE Systems plc	58		366
Barclays plc*	313		571
Barratt Developments plc*	18		160
Berkeley Group Holdings plc	2		130
BP plc	2,167		8,051
British American Tobacco plc	41		1,505
British Land Co. plc (The), REIT	16		97
BT Group plc*	161		276
Bunzl plc	6		195
Burberry Group plc*	7		171
CK Hutchison Holdings Ltd.	49		337
CNH Industrial NV*	18		235
Coca-Cola European Partners plc	4		171
Compass Group plc*	32		575
Croda International plc	3		216
DCC plc	2		134
Diageo plc	438		17,565
Dialog Semiconductor plc*	12		738
Direct Line Insurance Group plc	25		101
Dr. Martens plc*	38		234
Entain plc*	11		178
Experian plc	17		578
GlaxoSmithKline plc	91		1,682
Halma plc	7		231
Hargreaves Lansdown plc	6		140
HSBC Holdings plc*	368		1,924
Imperial Brands plc	17		343
Informa plc*	27		185
InterContinental Hotels Group plc*	101		6,220
Intertek Group plc	3		219
J Sainsbury plc	32		107
JD Sports Fashion plc*	8		81
Johnson Matthey plc	3		141
Kingfisher plc*	38		145
Land Securities Group plc, REIT	13		107

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Legal & General Group plc	1,727		5,743
Linde plc	21		5,138
Linde plc	31		7,500
Lloyds Banking Group plc*	1,278		573
London Stock Exchange Group plc	46		5,452
M&G plc	47		113
Melrose Industries plc*	88		201
Mondi plc	9		206
National Express Group plc*	115		392
National Grid plc	64		738
Natwest Group plc*	88		176
Next plc*	2		253
Ocado Group plc*	9		333
Pearson plc	14		151
Persimmon plc	158		5,509
Phoenix Group Holdings plc	10		91
Prudential plc	47		753
Reckitt Benckiser Group plc	84		7,086
RELX plc	35		863
RELX plc	228		5,681
Rentokil Initial plc*	33		227
Rolls-Royce Holdings plc*	151		189
RSA Insurance Group plc	19		172
Sage Group plc (The)	20		159
Schroders plc	2		105
Segro plc, REIT	25		323
Severn Trent plc	4		136
Smith & Nephew plc	16		333
Smiths Group plc	7		138
Spirax-Sarco Engineering plc	1		201
SSE plc	19		380
St James’s Place plc	10		155
Standard Chartered plc*	48		293
Standard Life Aberdeen plc	40		167
Taylor Wimpey plc*	1,933		3,858
Tesco plc	177		579
Unilever plc	47		2,765
Unilever plc	149		8,663
United Utilities Group plc	12		155
Vodafone Group plc(a)	484		827
Whitbread plc*	4		139
Wm Morrison Supermarkets plc	43		107
WPP plc	22		231

			115,335

United States — 24.4%
AbbVie, Inc.	154		15,832
Advanced Micro Devices, Inc.*	97		8,321
Affirm Holdings, Inc.*	1		125
Airbnb, Inc., Class A*(a)	5		827
Alleghany Corp.	4		2,255
Alnylam Pharmaceuticals, Inc.*	7		1,064
Alphabet, Inc., Class A*	—	(c)	97
Alphabet, Inc., Class C*(e)	18		33,227
Altice USA, Inc., Class A*	64		2,277
Amazon.com, Inc.*(e)	11		36,445
American Electric Power Co., Inc.	54		4,390
American Express Co.	30		3,528
American Homes 4 Rent, Class A, REIT	92		2,790
American International Group, Inc.	58		2,168
AmerisourceBergen Corp.	26		2,660
AMETEK, Inc.	14		1,580
Amgen, Inc.	19		4,562
Amphenol Corp., Class A	10		1,190
Analog Devices, Inc.	105		15,498
Apple, Inc.(e)	252		33,283
Applied Materials, Inc.	66		6,392
Arrow Electronics, Inc.*	23		2,282
AutoZone, Inc.*	5		5,224
AvalonBay Communities, Inc., REIT	6		1,023
Ball Corp.	24		2,141
Bank of America Corp.	491		14,571
Berkshire Hathaway, Inc., Class B*	42		9,511
Best Buy Co., Inc.	46		5,038
Biogen, Inc.*	6		1,575
BlackRock, Inc.	3		1,789
Blackstone Group, Inc. (The), Class A	59		3,997
Booking Holdings, Inc.*	6		10,797
Booz Allen Hamilton Holding Corp.	23		1,926
Boston Scientific Corp.*	272		9,648
Bristol-Myers Squibb Co.	233		14,287
Brixmor Property Group, Inc., REIT	151		2,557
Cabot Oil & Gas Corp.	75		1,383
Cadence Design Systems, Inc.*	11		1,393
California Resources Corp.*	56		1,294
Capital One Financial Corp.(e)	145		15,160
Carlisle Cos., Inc.	17		2,413
CarMax, Inc.*	15		1,715
Catalent, Inc.*	20		2,334
CBRE Group, Inc., Class A*(e)	56		3,422
Ceridian HCM Holding, Inc.*	21		1,973
Charles Schwab Corp. (The)	136		7,008
Charter Communications, Inc., Class A*	24		14,599
Chevron Corp.	23		1,948
Chubb Ltd.	55		8,013
Cigna Corp.	71		15,409
Cisco Systems, Inc.	62		2,766
Citigroup, Inc.	63		3,631
Citizens Financial Group, Inc.	131		4,767
Claire’s Stores, Inc.*‡	—	(c)	82
Clear Channel Outdoor Holdings, Inc.*	61		122
CNA Financial Corp.	28		1,078
Coca-Cola Co. (The)	246		11,837
Columbia Sportswear Co.	27		2,342
Comcast Corp., Class A	202		10,012
CommScope Holding Co., Inc.*	207		3,041
ConocoPhillips	253		10,146
Constellation Brands, Inc., Class A	25		5,278
Cooper Cos., Inc. (The)	3		1,151
Copart, Inc.*	14		1,511
Coty, Inc., Class A	187		1,189
Coupa Software, Inc.*	8		2,376
Crowdstrike Holdings, Inc., Class A*	8		1,763
CVS Health Corp.	30		2,147
CyberArk Software Ltd.*	1		112
Deere & Co.	5		1,357
Delta Air Lines, Inc.	25		931
Denbury, Inc.*	6		165
DexCom, Inc.*	5		1,865
Diamondback Energy, Inc.	22		1,244
Discovery, Inc., Class C*	58		2,023

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
DISH Network Corp., Class A*	87		2,515
Dover Corp.	42		4,910
DraftKings, Inc., Class A*	22		1,203
EastGroup Properties, Inc., REIT	13		1,782
Eastman Chemical Co.	68		6,644
Edison International	33		1,932
Eli Lilly and Co.	44		9,204
Energizer Holdings, Inc.(a)	70		3,069
Enphase Energy, Inc.*	11		2,079
Entegris, Inc.	22		2,116
Entergy Corp.	19		1,834
EP Energy Corp.*	5		198
Equitrans Midstream Corp.	163		1,084
Estee Lauder Cos., Inc. (The), Class A	9		2,093
Exact Sciences Corp.*	15		2,059
Exelixis, Inc.*	56		1,240
Facebook, Inc., Class A*(e)	12		3,226
Federal Realty Investment Trust, REIT	24		2,074
Ferguson plc	51		5,955
Fifth Third Bancorp	36		1,037
First Republic Bank	20		2,827
Fiserv, Inc.*(e)	34		3,519
Five9, Inc.*	6		983
FleetCor Technologies, Inc.*	18		4,471
Fortune Brands Home & Security, Inc.	21		1,843
Freeport-McMoRan, Inc.*	59		1,601
FTI Consulting, Inc.*	9		974
Gap, Inc. (The)*	66		1,327
Garmin Ltd.	17		1,986
Generac Holdings, Inc.*	11		2,639
General Dynamics Corp.	20		2,865
Global Payments, Inc.	13		2,374
Goodman Networks, Inc.*‡	2		—
Graphic Packaging Holding Co.	184		2,880
Hartford Financial Services Group, Inc. (The)	62		2,983
HCA Healthcare, Inc.	11		1,793
Home Depot, Inc. (The)	22		5,960
Honeywell International, Inc.	40		7,879
Horizon Therapeutics plc*	18		1,328
HubSpot, Inc.*	3		1,287
iHeartMedia, Inc., Class A*	1		8
IHS Markit Ltd.	16		1,415
Illinois Tool Works, Inc.(e)	4		792
Ingersoll Rand, Inc.*	38		1,589
Insulet Corp.*	4		949
Intuit, Inc.	12		4,502
Intuitive Surgical, Inc.*	3		2,232
Invesco Ltd.	68		1,391
ITT, Inc.	35		2,636
James Hardie Industries plc, CHDI*	8		224
Jazz Pharmaceuticals plc*	9		1,382
Johnson & Johnson	44		7,111
KB Home	35		1,439
Keurig Dr Pepper, Inc.	69		2,201
Keysight Technologies, Inc.*	16		2,213
Kimco Realty Corp., REIT	172		2,841
Kinder Morgan, Inc.	240		3,385
Kohl’s Corp.	36		1,606
Kraft Heinz Co. (The)	68		2,273
Lam Research Corp.	6		2,979
Lamar Advertising Co., Class A, REIT	8		613
Las Vegas Sands Corp.	67		3,240
Liberty Media Corp.-Liberty SiriusXM, Class A*	68		2,732
Liberty Media Corp.-Liberty SiriusXM, Class C*	120		4,858
Loews Corp.(e)	184		8,347
Lowe’s Cos., Inc.	46		7,647
Lyft, Inc., Class A*	148		6,571
M&T Bank Corp.	36		4,825
Marathon Petroleum Corp.	82		3,536
Marsh & McLennan Cos., Inc.	14		1,531
Martin Marietta Materials, Inc.	17		4,927
Mastercard, Inc., Class A	65		20,585
McKesson Corp.	8		1,456
Medtronic plc	34		3,823
Merck & Co., Inc.	32		2,460
Mettler-Toledo International, Inc.*	1		1,733
Microchip Technology, Inc.	11		1,539
Microsoft Corp.(e)	182		42,112
Mid-America Apartment Communities, Inc., REIT	26		3,502
Middleby Corp. (The)*	13		1,765
Mohawk Industries, Inc.*	24		3,483
MongoDB, Inc.*	5		1,681
Moran Foods Backstop Equity*‡	24		147
Morgan Stanley	177		11,883
Murphy USA, Inc.	20		2,486
MYT Holding Co.*‡	23		145
National Vision Holdings, Inc.*	17		796
Neiman Marcus Group Restricted Equity*‡	—	(c)	8
Netflix, Inc.*	22		11,846
Newell Brands, Inc.	125		3,008
Nexstar Media Group, Inc., Class A	29		3,259
NextEra Energy, Inc.	214		17,272
NIKE, Inc., Class B	23		3,041
NMG, Inc.*‡	1		71
Norfolk Southern Corp.	48		11,474
Northern Trust Corp.	30		2,635
Northrop Grumman Corp.	7		2,088
NVIDIA Corp.(e)	16		8,263
Oasis Petroleum, Inc.*	15		574
Old Dominion Freight Line, Inc.	8		1,549
O’Reilly Automotive, Inc.*	23		9,925
Otis Worldwide Corp.	15		973
Outfront Media, Inc., REIT	48		872
Packaging Corp. of America	26		3,492
Paylocity Holding Corp.*	7		1,252
PayPal Holdings, Inc.*	21		4,811
Penn Virginia Corp.*	1		6
Pfizer, Inc.	75		2,679
Philip Morris International, Inc.	13		1,016
Phillips 66	46		3,114
Pinterest, Inc., Class A*	13		886
Pioneer Natural Resources Co.	47		5,649
PNC Financial Services Group, Inc. (The)	36		5,212
Post Holdings, Inc.*	39		3,695
Procter & Gamble Co. (The)	37		4,729
Progressive Corp. (The)	22		1,918

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Prologis, Inc., REIT	60	6,181
Public Storage, REIT	19	4,305
QIAGEN NV*	4	226
QUALCOMM, Inc.(e)	29	4,588
Ralph Lauren Corp.	26	2,673
Rayonier, Inc., REIT	99	3,048
Raytheon Technologies Corp.	64	4,254
Regeneron Pharmaceuticals, Inc.*	12	6,023
Remington Outdoor Co., Inc.*‡	2	—
RingCentral, Inc., Class A*	4	1,361
Royal Caribbean Cruises Ltd.	1	85
Royalty Pharma plc, Class A(a)	34	1,611
S&P Global, Inc.	4	1,424
ServiceNow, Inc.*	4	2,066
Sherwin-Williams Co. (The)	1	525
Snowflake, Inc., Class A*(a)	2	626
SolarEdge Technologies, Inc.*	5	1,491
Spotify Technology SA*	4	1,374
Stanley Black & Decker, Inc.	60	10,408
State Street Corp.	70	4,876
Stellantis NV	37	562
Stellantis NV	50	765
Sun Communities, Inc., REIT	23	3,313
Synopsys, Inc.*	7	1,863
Sysco Corp.	33	2,349
T. Rowe Price Group, Inc.	18	2,875
Take-Two Interactive Software, Inc.*	10	2,064
Teladoc Health, Inc.*(a)	6	1,637
Tenaris SA	9	66
Teradyne, Inc.	10	1,183
Tesla, Inc.*	24	18,869
Texas Instruments, Inc.(e)	29	4,870
Thermo Fisher Scientific, Inc.	18	9,063
Thor Industries, Inc.	11	1,306
T-Mobile US, Inc.*	24	2,979
Toll Brothers, Inc.	29	1,480
Tractor Supply Co.	13	1,867
Trade Desk, Inc. (The), Class A*	4	2,906
Trane Technologies plc	78	11,139
Travelers Cos., Inc. (The)	49	6,627
Truist Financial Corp.	207	9,909
Twilio, Inc., Class A*	7	2,437
Uber Technologies, Inc.*	87	4,409
United Airlines Holdings, Inc.*	4	156
UnitedHealth Group, Inc.(e)	58	19,478
US Bancorp	78	3,344
Verizon Communications, Inc.(e)	124	6,800
Vertex Pharmaceuticals, Inc.*	19	4,296
Viatris, Inc.*	73	1,232
Visa, Inc., Class A(e)	11	2,074
Vistra Corp.	17	342
Wells Fargo & Co.(a)(e)	403	12,033
WestRock Co.	64	2,658
Weyerhaeuser Co., REIT	74	2,312
Whiting Petroleum Corp.*	9	188
Williams Cos., Inc. (The)	124	2,630
Workday, Inc., Class A*	16	3,712
Xcel Energy, Inc.	66	4,250
Yum! Brands, Inc.	57	5,797
Zebra Technologies Corp., Class A*	6	2,353
Zillow Group, Inc., Class C*	8	1,061
Zimmer Biomet Holdings, Inc.	47	7,184
Zscaler, Inc.*	33	6,665

		1,070,806

TOTAL COMMON STOCKS (Cost $1,824,617)		2,472,454

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 24.5%
Australia — 0.1%
Commonwealth Bank of Australia (ICE LIBOR USD 3 Month + 0.83%), 1.06%, 9/6/2021(f)(g)	174	175
FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024(g)	230	250
4.50%, 9/15/2027(g)	275	302
Glencore Funding LLC 2.50%, 9/1/2030(g)	620	626
Macquarie Bank Ltd. 0.44%, 12/16/2022(a)(g)	147	147
Newcrest Finance Pty. Ltd. 5.75%, 11/15/2041(g)	470	648
Scentre Group Trust 1
REIT, 2.38%, 4/28/2021(g)	239	239
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(f)	1,075	1,209
2.96%, 11/16/2040	330	336

		3,932

Belgium — 0.2%
Anheuser-Busch Cos. LLC 4.70%, 2/1/2036	420	519
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038	1,715	2,042
5.45%, 1/23/2039	355	466
4.60%, 4/15/2048	875	1,063
4.44%, 10/6/2048	630	755
4.50%, 6/1/2050	1,890	2,285

		7,130

Brazil — 0.0%(d)
Vale Overseas Ltd.
6.88%, 11/21/2036	301	431
6.88%, 11/10/2039	526	764
Vale SA 5.63%, 9/11/2042	511	671

		1,866

Canada — 0.8%
1011778 BC ULC 4.25%, 5/15/2024(g)	567	577
Alimentation Couche-Tard, Inc. 3.80%, 1/25/2050(a)(g)	420	471
Bell Canada, Inc. 4.30%, 7/29/2049	365	453
Bombardier, Inc.
6.00%, 10/15/2022(g)	506	502
7.50%, 3/15/2025(g)	93	87
Canadian Imperial Bank of Commerce

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(SOFR + 0.40%), 0.44%, 12/14/2023(f)		66	66
Cenovus Energy, Inc.
5.38%, 7/15/2025		1,312	1,482
4.25%, 4/15/2027		430	473
5.25%, 6/15/2037(a)		704	791
6.75%, 11/15/2039		388	503
5.40%, 6/15/2047(a)		700	820
Emera US Finance LP 4.75%, 6/15/2046		994	1,230
Enbridge, Inc. 4.50%, 6/10/2044(a)		525	604
GFL Environmental, Inc. 3.75%, 8/1/2025(g)		835	852
MEG Energy Corp.
7.00%, 3/31/2024(g)		181	183
6.50%, 1/15/2025(g)		690	711
7.13%, 2/1/2027(g)		557	575
Methanex Corp.
5.25%, 12/15/2029		4,144	4,338
5.65%, 12/1/2044		3,092	3,216
National Bank of Canada 2.10%, 2/1/2023(a)		250	258
NOVA Chemicals Corp.
4.88%, 6/1/2024(g)		250	256
5.00%, 5/1/2025(g)		913	944
5.25%, 6/1/2027(g)		331	342
Nutrien Ltd. 4.13%, 3/15/2035		700	824
Open Text Holdings, Inc. 4.13%, 2/15/2030(g)		882	926
Province of Ontario
1.10%, 10/19/2027(g)	CAD	773	603
1.25%, 9/27/2030(g)		3,000	2,948
Rogers Communications, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 0.84%, 3/22/2022(f)		81	82
4.35%, 5/1/2049		135	166
3.70%, 11/15/2049		885	998
Royal Bank of Canada
(SOFR + 0.45%), 0.49%, 10/26/2023(f)		84	85
Stars Group Holdings BV 7.00%, 7/15/2026(g)		555	582
Suncor Energy Ventures Corp. 6.00%, 4/1/2042(g)		650	675
Suncor Energy, Inc.
6.80%, 5/15/2038(a)		605	844
6.50%, 6/15/2038		605	832
Teck Resources Ltd.
6.13%, 10/1/2035		154	196
6.00%, 8/15/2040		350	437
6.25%, 7/15/2041		343	438
5.20%, 3/1/2042		380	435
5.40%, 2/1/2043		350	414
TransAlta Corp. 6.50%, 3/15/2040		835	947
TransCanada PipeLines Ltd.
4.63%, 3/1/2034		385	463
5.60%, 3/31/2034		925	1,188
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(a)(f)		255	284
Videotron Ltd. 5.13%, 4/15/2027(g)		1,755	1,856

			35,957

Chile — 0.0%(d)
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047(a)		355	429

China — 0.1%
China Development Bank
0.38%, 11/16/2021(b)	EUR	1,270	1,545
2.63%, 1/24/2022(b)		3,000	3,058

			4,603

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027(a)		372	408
6.63%, 5/15/2039		3,426	4,482
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(f)(g)(h)(i)		250	285

			5,175

France — 0.4%
Altice France SA 7.38%, 5/1/2026(g)		3,064	3,205
Banque Federative du Credit Mutuel SA 2.13%, 11/21/2022(g)		245	253
BNP Paribas SA 2.95%, 5/23/2022(g)		242	250
BPCE SA
(SOFR + 0.44%), 0.48%, 2/17/2022(f)(g)		590	591
Credit Agricole SA 2.81%, 1/11/2041(g)		300	296
Dexia Credit Local SA
0.75%, 1/25/2023(b)	EUR	3,500	4,353
1.63%, 12/8/2023(b)	GBP	2,800	3,992
1.25%, 11/26/2024(b)	EUR	2,100	2,709
Total Capital International SA
2.88%, 2/17/2022		241	248
2.99%, 6/29/2041		770	794
3.13%, 5/29/2050		330	340

			17,031

Germany — 0.2%
Bayer US Finance II LLC 4.88%, 6/25/2048(a)(g)		500	638
BMW US Capital LLC 3.10%, 4/12/2021(g)		380	382
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.45%), 0.66%, 2/22/2021(f)(g)		250	250
Deutsche Telekom International Finance BV 8.75%, 6/15/2030(j)		770	1,201
Kreditanstalt fuer Wiederaufbau

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
0.00%, 12/15/2022	EUR	3,000	3,687
Vertical US Newco, Inc. 5.25%, 7/15/2027(g)		400	418
Volkswagen Group of America Finance LLC 2.70%, 9/26/2022(g)		200	207

			6,783

Italy — 0.4%
Enel Finance International NV 6.00%, 10/7/2039(g)		570	811
Telecom Italia Capital SA
6.38%, 11/15/2033		3,324	4,102
6.00%, 9/30/2034		1,498	1,793
7.20%, 7/18/2036		3,255	4,300
7.72%, 6/4/2038		3,467	4,871

			15,877

Japan — 0.1%
Development Bank of Japan, Inc. 3.13%, 9/6/2023(g)		1,850	1,980
Mitsubishi UFJ Financial Group, Inc. 2.62%, 7/18/2022		240	248
Mizuho Financial Group, Inc. 2.60%, 9/11/2022(a)		250	259
Sumitomo Mitsui Financial Group, Inc. 2.78%, 7/12/2022		250	259
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/2021		200	205
3.03%, 7/9/2040		795	817
3.18%, 7/9/2050		750	769

			4,537

Luxembourg — 0.1%
Altice Financing SA 5.00%, 1/15/2028(g)		1,115	1,143
Altice France Holding SA 10.50%, 5/15/2027(g)		723	811
ArcelorMittal SA
7.25%, 10/15/2039(a)(j)		686	982
7.00%, 3/1/2041(j)		707	1,010
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(k)		773	537
8.00%, 2/15/2024(g)(j)(k)		716	734
8.50%, 10/15/2024(g)(k)		680	491
			—

			5,708

Macau — 0.0%(d)
Sands China Ltd. 4.38%, 6/18/2030(g)		830	913

Netherlands — 0.1%
BNG Bank NV 4.75%, 3/6/2023(b)	AUD	602	503
NXP BV
4.30%, 6/18/2029(g)		958	1,118
3.40%, 5/1/2030(g)		578	646
Shell International Finance BV
3.13%, 11/7/2049		1,250	1,313
3.25%, 4/6/2050		555	596
Trivium Packaging Finance BV
5.50%, 8/15/2026(g)(j)		534	563
8.50%, 8/15/2027(g)(j)		227	246

			4,985

New Zealand — 0.0%(d)
ANZ New Zealand Int’l Ltd. 2.88%, 1/25/2022(g)		239	245

Saudi Arabia — 0.0%(d)
Saudi Arabian Oil Co. 1.25%, 11/24/2023(g)		400	405

Singapore — 0.2%
Temasek Financial I Ltd.
0.50%, 3/1/2022(b)	EUR	2,000	2,440
3.63%, 8/1/2028(g)		6,158	7,118

			9,558

South Korea — 0.2%
Korea Development Bank (The)
3.00%, 3/19/2022		1,087	1,119
1.75%, 12/15/2022(b)	GBP	2,450	3,444
2.13%, 10/1/2024		1,826	1,935
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026(g)		2,155	2,143

			8,641

Spain — 0.2%
Banco Santander SA 3.49%, 5/28/2030		200	221
Telefonica Emisiones SA
7.05%, 6/20/2036(a)		375	553
4.67%, 3/6/2038		450	533
5.21%, 3/8/2047		659	833
4.90%, 3/6/2048		630	766
5.52%, 3/1/2049(a)		2,707	3,587

			6,493

Sweden — 0.0%(d)
Skandinaviska Enskilda Banken AB 2.20%, 12/12/2022(g)		250	259

Switzerland — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022(a)		240	248
Credit Suisse AG
(SOFR + 0.39%), 0.43%, 2/2/2024(f)		250	250
Credit Suisse Group AG 4.88%, 5/15/2045		750	1,008
Glencore Finance Canada Ltd. 5.55%, 10/25/2042(g)(j)		300	372

			1,878

United Kingdom — 0.5%
AstraZeneca plc
2.38%, 6/12/2022		87	89
2.13%, 8/6/2050(a)		1,330	1,173
BAE Systems plc 3.00%, 9/15/2050(g)		620	630
BAT Capital Corp.
4.91%, 4/2/2030(a)		545	645
4.39%, 8/15/2037		1,240	1,369
4.54%, 8/15/2047		595	649
CK Hutchison International 16 Ltd. 1.88%, 10/3/2021(g)		250	252
CK Hutchison International 19 II Ltd. 3.38%, 9/6/2049(g)		750	828

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	470	727
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030(f)(h)(i)	200	203
(SOFR + 1.95%), 2.36%, 8/18/2031(f)	660	671
6.80%, 6/1/2038	1,720	2,561
Marks & Spencer plc 7.13%, 12/1/2037(a)(g)	2,475	2,762
Rolls-Royce plc 5.75%, 10/15/2027(g)	4,282	4,582
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 1/20/2023(f)(g)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031(f)(g)	895	1,065
Virgin Media Secured Finance plc
5.50%, 5/15/2029(g)	1,450	1,556
4.50%, 8/15/2030(g)	846	876
Vodafone Group plc
5.00%, 5/30/2038	255	325
4.38%, 2/19/2043(a)	200	240
4.25%, 9/17/2050	1,390	1,650

		23,055

United States — 20.7%
7-Eleven, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 0.65%, 8/10/2022(f)(g)(l)	45	45
0.63%, 2/10/2023(g)(l)	27	27
2.50%, 2/10/2041(g)(l)	135	133
2.80%, 2/10/2051(g)(l)	260	257
Abbott Laboratories 4.90%, 11/30/2046	640	906
AbbVie, Inc.
2.15%, 11/19/2021	250	253
4.50%, 5/14/2035	1,075	1,325
4.05%, 11/21/2039	865	1,014
4.45%, 5/14/2046	1,075	1,318
4.25%, 11/21/2049	840	1,020
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	430	431
ACCO Brands Corp.
5.25%, 12/15/2024(g)	219	225
Adient US LLC
9.00%, 4/15/2025(g)	450	503
7.00%, 5/15/2026(g)	1,095	1,192
ADT Security Corp. (The) 4.88%, 7/15/2032(g)	305	330
Advance Auto Parts, Inc. 3.90%, 4/15/2030	550	628
AECOM 5.13%, 3/15/2027	718	803
AEP Transmission Co. LLC
Series M, 3.65%, 4/1/2050	505	586
Aetna, Inc.
4.13%, 11/15/2042	460	534
3.88%, 8/15/2047	615	701
Aflac, Inc. 4.00%, 10/15/2046(a)	1,005	1,183
Ahern Rentals, Inc. 7.38%, 5/15/2023(g)	918	679
Air Products and Chemicals, Inc. 2.80%, 5/15/2050	500	521
Alabama Power Co.
Series A, 4.30%, 7/15/2048	375	482
Albemarle Corp. 5.45%, 12/1/2044	358	427
Albertsons Cos., Inc.
3.25%, 3/15/2026(g)	383	386
4.63%, 1/15/2027(g)	1,080	1,132
5.88%, 2/15/2028(g)	206	222
3.50%, 3/15/2029(g)	421	416
4.88%, 2/15/2030(g)	770	823
Alcoa Nederland Holding BV
6.75%, 9/30/2024(g)	402	417
7.00%, 9/30/2026(g)	750	792
6.13%, 5/15/2028(g)	500	546
Alexandria Real Estate Equities, Inc.
REIT, 4.90%, 12/15/2030	890	1,115
REIT, 1.88%, 2/1/2033(a)	510	498
Allegion plc 3.50%, 10/1/2029	550	606
Allied Universal Holdco LLC
6.63%, 7/15/2026(g)	170	182
9.75%, 7/15/2027(g)	175	191
Allison Transmission, Inc.
4.75%, 10/1/2027(g)	328	343
5.88%, 6/1/2029(g)	500	551
3.75%, 1/30/2031(g)	377	375
Ally Financial, Inc. 5.75%, 11/20/2025	1,100	1,281
Alphabet, Inc. 2.25%, 8/15/2060	290	264
Altria Group, Inc.
4.25%, 8/9/2042	750	820
4.50%, 5/2/2043	175	197
3.88%, 9/16/2046	1,245	1,298
Amazon.com, Inc.
3.88%, 8/22/2037	950	1,156
2.70%, 6/3/2060	880	886
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(g)	191	191
12.00% (PIK), 6/15/2026(g)(m)	531	379
AMC Networks, Inc.
5.00%, 4/1/2024	24	24
4.75%, 8/1/2025	348	359
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025(a)	1,225	1,262
6.25%, 3/15/2026	833	851
6.50%, 4/1/2027(a)	347	363
American Express Co.
2.50%, 8/1/2022	160	165
4.05%, 12/3/2042	150	186

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Financial Group, Inc. 4.50%, 6/15/2047	165	200
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.47%), 0.69%, 11/16/2022(f)	52	52
American International Group, Inc. 3.88%, 1/15/2035	1,875	2,194
American Tower Corp.
REIT, 2.90%, 1/15/2030	459	488
REIT, 2.10%, 6/15/2030	503	507
REIT, 1.88%, 10/15/2030(a)	280	277
REIT, 3.70%, 10/15/2049	610	669
REIT, 3.10%, 6/15/2050	1,215	1,207
REIT, 2.95%, 1/15/2051	450	435
AmeriGas Partners LP 5.50%, 5/20/2025	1,015	1,117
Amgen, Inc.
2.70%, 5/1/2022(a)	121	124
3.15%, 2/21/2040	700	741
3.38%, 2/21/2050	720	773
2.77%, 9/1/2053(a)(g)	780	752
Antero Midstream Partners LP 5.38%, 9/15/2024	1,115	1,112
Antero Resources Corp.
5.13%, 12/1/2022(a)	146	146
5.63%, 6/1/2023	804	795
Anthem, Inc.
2.95%, 12/1/2022	79	82
4.63%, 5/15/2042	675	856
3.13%, 5/15/2050	500	524
Apache Corp.
4.63%, 11/15/2025(a)	477	489
4.88%, 11/15/2027	554	569
Appalachian Power Co.
Series Z, 3.70%, 5/1/2050	265	301
Apple, Inc.
2.95%, 9/11/2049	1,750	1,866
2.65%, 5/11/2050	365	369
2.55%, 8/20/2060	450	431
Aramark Services, Inc.
5.00%, 4/1/2025(g)	408	419
5.00%, 2/1/2028(g)	210	219
Archrock Partners LP 6.88%, 4/1/2027(g)	90	94
Arconic Corp.
6.00%, 5/15/2025(g)	655	704
6.13%, 2/15/2028(g)	535	574
Ardagh Packaging Finance plc
4.13%, 8/15/2026(g)	1,435	1,480
5.25%, 8/15/2027(g)	1,079	1,118
Ashland LLC 6.88%, 5/15/2043	840	1,121
AT&T, Inc.
2.75%, 6/1/2031	1,715	1,792
2.25%, 2/1/2032	470	464
3.50%, 6/1/2041	1,050	1,083
3.10%, 2/1/2043	940	915
3.30%, 2/1/2052	500	471
3.50%, 9/15/2053(g)	325	313
3.55%, 9/15/2055(g)	2,275	2,177
3.65%, 9/15/2059(g)	2,332	2,245
Athene Global Funding 0.95%, 1/8/2024(a)(g)	106	106
AutoNation, Inc. 4.75%, 6/1/2030	1,885	2,269
AutoZone, Inc. 3.70%, 4/15/2022	150	155
Avantor Funding, Inc. 4.63%, 7/15/2028(g)	922	969
Avis Budget Car Rental LLC
5.25%, 3/15/2025(g)	395	395
5.75%, 7/15/2027(a)(g)	132	133
Axalta Coating Systems LLC 4.75%, 6/15/2027(g)	860	902
B&G Foods, Inc. 5.25%, 4/1/2025	435	447
Baker Hughes Holdings LLC 5.13%, 9/15/2040	380	490
Ball Corp. 2.88%, 8/15/2030	2,713	2,700
Bank of America Corp. 6.11%, 1/29/2037	715	1,010
(SOFR + 1.93%), 2.68%, 6/19/2041(f)	2,180	2,178
(SOFR + 1.88%), 2.83%, 10/24/2051(a)(f)	2,205	2,199
Bausch Health Americas, Inc. 8.50%, 1/31/2027(g)	1,440	1,595
Bausch Health Cos., Inc.
6.13%, 4/15/2025(g)	1,333	1,366
9.00%, 12/15/2025(g)	720	790
7.00%, 1/15/2028(g)	172	186
5.00%, 1/30/2028(g)	3,557	3,665
5.00%, 2/15/2029(g)	472	483
7.25%, 5/30/2029(g)	170	189
5.25%, 1/30/2030(g)	332	343
5.25%, 2/15/2031(g)	378	389
Becton Dickinson and Co.
2.82%, 5/20/2030	532	574
4.69%, 12/15/2044(a)	1,067	1,356
4.67%, 6/6/2047	505	650
3.79%, 5/20/2050	635	734
Berkshire Hathaway Energy Co.
4.50%, 2/1/2045	290	361
2.85%, 5/15/2051(g)	485	484
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	1,305	1,646
Berry Global, Inc. 4.88%, 7/15/2026(g)	863	924
Biogen, Inc.
3.63%, 9/15/2022	100	105
3.15%, 5/1/2050	872	871
Boeing Co. (The)
3.63%, 2/1/2031(a)	1,305	1,407
3.60%, 5/1/2034(a)	835	870
3.25%, 2/1/2035(a)	1,000	999
6.88%, 3/15/2039	300	406
5.71%, 5/1/2040(a)	1,185	1,503
3.90%, 5/1/2049(a)	19	19
3.75%, 2/1/2050	58	58

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.81%, 5/1/2050	314	414
3.95%, 8/1/2059(a)	1,500	1,516
5.93%, 5/1/2060	1,480	1,988
Boise Cascade Co. 4.88%, 7/1/2030(g)	473	514
Boston Scientific Corp. 4.55%, 3/1/2039	345	430
Boyd Gaming Corp.
6.38%, 4/1/2026	355	368
6.00%, 8/15/2026	212	219
Boyne USA, Inc. 7.25%, 5/1/2025(g)	282	294
BP Capital Markets America, Inc.
3.25%, 5/6/2022	130	135
3.00%, 2/24/2050	655	637
2.77%, 11/10/2050	445	414
2.94%, 6/4/2051	105	101
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	1,205	1,196
2.55%, 11/13/2050	965	932
Broadcom, Inc.
4.75%, 4/15/2029	427	500
5.00%, 4/15/2030(a)	428	509
4.15%, 11/15/2030	745	844
4.30%, 11/15/2032	530	612
3.50%, 2/15/2041(g)	1,307	1,317
3.75%, 2/15/2051(g)	123	126
Buckeye Partners LP
4.13%, 3/1/2025(g)	1,254	1,271
5.85%, 11/15/2043	1,278	1,275
Builders FirstSource, Inc. 6.75%, 6/1/2027(g)	225	242
Burlington Northern Santa Fe LLC
4.95%, 9/15/2041	495	662
4.38%, 9/1/2042	320	406
3.05%, 2/15/2051	760	822
BWX Technologies, Inc. 5.38%, 7/15/2026(g)	225	233
Caesars Resort Collection LLC
5.75%, 7/1/2025(g)	506	531
5.25%, 10/15/2025(g)	185	184
Calpine Corp. 3.75%, 3/1/2031(g)	4,594	4,468
Cameron LNG LLC 3.30%, 1/15/2035(g)	350	385
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.18%, 3/9/2022(f)	150	151
Carrier Global Corp.
3.38%, 4/5/2040	1,321	1,403
3.58%, 4/5/2050	3,345	3,564
Caterpillar, Inc.
3.25%, 9/19/2049	130	147
3.25%, 4/9/2050	500	566
CCO Holdings LLC
5.50%, 5/1/2026(g)	700	725
5.13%, 5/1/2027(g)	3,095	3,254
5.00%, 2/1/2028(g)	2,092	2,198
4.75%, 3/1/2030(g)	2,257	2,401
4.25%, 2/1/2031(g)	2,039	2,089
4.50%, 5/1/2032(g)	2,532	2,634
CDK Global, Inc.
4.88%, 6/1/2027	270	284
5.25%, 5/15/2029(g)	313	339
CDW LLC
4.25%, 4/1/2028	917	956
3.25%, 2/15/2029	399	402
Cedar Fair LP 5.38%, 4/15/2027	331	332
Centene Corp.
5.38%, 6/1/2026(a)(g)	1,685	1,762
4.63%, 12/15/2029	2,535	2,811
3.00%, 10/15/2030	2,599	2,718
CF Industries, Inc.
5.15%, 3/15/2034	160	197
4.95%, 6/1/2043	3,746	4,467
5.38%, 3/15/2044	2,798	3,539
Charles Schwab Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(f)(h)(i)	750	773
Charter Communications Operating LLC
6.48%, 10/23/2045	291	398
5.38%, 5/1/2047	155	188
4.80%, 3/1/2050	3,249	3,697
3.70%, 4/1/2051	1,110	1,096
6.83%, 10/23/2055	281	410
Chemours Co. (The) 7.00%, 5/15/2025(a)	1,085	1,122
Cheniere Energy Partners LP 5.63%, 10/1/2026	988	1,028
Cheniere Energy, Inc. 4.63%, 10/15/2028(g)	950	994
Chevron Corp. 2.98%, 5/11/2040	540	577
Chevron USA, Inc.
5.05%, 11/15/2044	430	582
4.95%, 8/15/2047	717	976
4.20%, 10/15/2049	865	1,068
Choice Hotels International, Inc.
3.70%, 12/1/2029	1,964	2,138
3.70%, 1/15/2031	580	631
Cigna Corp.
3.20%, 3/15/2040	340	365
3.40%, 3/15/2050	580	629
Cincinnati Bell, Inc. 7.00%, 7/15/2024(g)	680	706
Cinemark USA, Inc.
4.88%, 6/1/2023	765	735
8.75%, 5/1/2025(g)	495	532
Citigroup, Inc. 2.75%, 4/25/2022(a)	200	205
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(a)(f)(h)(i)	280	284

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(f)	1,325	1,526
(SOFR + 4.55%), 5.32%, 3/26/2041(a)(f)	1,580	2,162
4.75%, 5/18/2046	140	181
4.65%, 7/23/2048	125	165
Clarios Global LP
6.75%, 5/15/2025(g)	850	906
6.25%, 5/15/2026(g)	925	984
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	790	822
5.13%, 8/15/2027(g)	2,381	2,431
Coca-Cola Co. (The) 2.50%, 6/1/2040	545	552
Comcast Corp.
3.20%, 7/15/2036	1,700	1,880
3.75%, 4/1/2040	1,556	1,812
3.40%, 7/15/2046(a)	125	137
2.45%, 8/15/2052	3,090	2,861
Commonwealth Edison Co.
Series 123, 3.75%, 8/15/2047	500	587
3.00%, 3/1/2050(a)	365	386
CommScope, Inc.
6.00%, 3/1/2026(g)	2,235	2,367
8.25%, 3/1/2027(g)	835	899
Community Health Systems, Inc.
8.00%, 3/15/2026(g)	154	165
5.63%, 3/15/2027(g)	351	369
6.00%, 1/15/2029(g)	174	185
4.75%, 2/15/2031(g)(l)	295	295
Comstock Resources, Inc. 9.75%, 8/15/2026	1,425	1,516
Conagra Brands, Inc.
8.25%, 9/15/2030	143	214
5.30%, 11/1/2038	1,009	1,326
5.40%, 11/1/2048(a)	290	402
Concho Resources, Inc.
4.88%, 10/1/2047	795	1,044
4.85%, 8/15/2048	350	458
Connecticut Light and Power Co. (The) 4.30%, 4/15/2044(a)	600	762
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	825	982
Constellation Brands, Inc.
3.15%, 8/1/2029	437	481
2.88%, 5/1/2030	413	444
4.50%, 5/9/2047	600	747
4.10%, 2/15/2048	330	394
5.25%, 11/15/2048	100	137
3.75%, 5/1/2050	850	965
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)(g)	188	173
Constellium SE 6.63%, 3/1/2025(g)	750	763
Continental Resources, Inc.
5.00%, 9/15/2022(a)	776	777
4.38%, 1/15/2028(a)	458	467
5.75%, 1/15/2031(g)	675	730
4.90%, 6/1/2044(a)	3,387	3,273
Cottage Health Obligated Group
Series 2020, 3.30%, 11/1/2049(a)	160	177
Cox Communications, Inc. 4.80%, 2/1/2035(g)	925	1,150
Crestwood Midstream Partners LP 5.75%, 4/1/2025(a)	676	669
Crown Americas LLC 4.25%, 9/30/2026	385	417
Crown Castle International Corp.
REIT, 2.25%, 1/15/2031(a)	483	491
REIT, 5.20%, 2/15/2049	371	492
REIT, 4.00%, 11/15/2049(a)	400	448
REIT, 4.15%, 7/1/2050	640	744
REIT, 3.25%, 1/15/2051	1,125	1,146
CSC Holdings LLC
5.50%, 4/15/2027(g)	1,100	1,160
5.38%, 2/1/2028(g)	645	684
5.75%, 1/15/2030(g)	1,155	1,240
4.13%, 12/1/2030(g)	849	868
3.38%, 2/15/2031(g)	4,527	4,418
CSX Corp.
4.10%, 3/15/2044	755	906
4.75%, 11/15/2048	125	166
3.35%, 9/15/2049	770	840
Cummins, Inc. 2.60%, 9/1/2050	290	285
CVS Health Corp.
2.70%, 8/21/2040	3,140	3,068
4.25%, 4/1/2050	650	782
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(g)	725	754
Dana, Inc. 5.38%, 11/15/2027	500	526
Darden Restaurants, Inc. 4.55%, 2/15/2048	600	654
DaVita, Inc.
4.63%, 6/1/2030(g)	1,420	1,491
3.75%, 2/15/2031(g)	633	628
DCP Midstream Operating LP
5.38%, 7/15/2025	1,423	1,523
8.13%, 8/16/2030	350	462
6.45%, 11/3/2036(g)	406	452
5.60%, 4/1/2044	934	976
Dell International LLC
7.13%, 6/15/2024(g)	180	187
6.02%, 6/15/2026(g)	750	905
6.20%, 7/15/2030(g)	575	735
8.10%, 7/15/2036(g)	725	1,060
8.35%, 7/15/2046(g)	465	692
Dell, Inc. 7.10%, 4/15/2028	320	409
6.50%, 4/15/2038	480	593
Delta Air Lines, Inc.
4.50%, 10/20/2025(g)	422	451
4.38%, 4/19/2028	4,436	4,534
4.75%, 10/20/2028(g)	590	654
3.75%, 10/28/2029	4,613	4,528
Devon Energy Corp.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.75%, 5/15/2042	56	62
5.00%, 6/15/2045	1,254	1,443
DH Europe Finance II SARL 3.25%, 11/15/2039	530	581
Diamond Sports Group LLC 5.38%, 8/15/2026(g)	677	547
Discovery Communications LLC
5.20%, 9/20/2047	630	801
5.30%, 5/15/2049	1,450	1,865
4.65%, 5/15/2050	340	409
4.00%, 9/15/2055(g)	2,210	2,380
DISH DBS Corp.
5.88%, 11/15/2024	3,635	3,767
7.75%, 7/1/2026	1,609	1,745
Dow Chemical Co. (The)
2.10%, 11/15/2030	845	852
4.25%, 10/1/2034	710	841
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(g)	372	379
DTE Energy Co.
Series H, 0.55%, 11/1/2022	83	83
Duke Energy Indiana LLC 2.75%, 4/1/2050	1,135	1,118
Duke Energy Progress LLC
Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.40%, 2/18/2022(f)	29	29
4.20%, 8/15/2045(a)	145	179
3.60%, 9/15/2047(a)	275	317
2.50%, 8/15/2050	1,000	957
DuPont de Nemours, Inc. 5.32%, 11/15/2038	530	705
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030(g)	400	408
East Ohio Gas Co. (The) 3.00%, 6/15/2050(g)	290	300
Eastern Energy Gas Holdings LLC 4.60%, 12/15/2044	300	369
Eastman Chemical Co.
4.80%, 9/1/2042	122	153
4.65%, 10/15/2044	450	556
Edgewell Personal Care Co. 5.50%, 6/1/2028(g)	825	883
Edison International
5.75%, 6/15/2027	450	541
4.13%, 3/15/2028(a)	450	496
Elanco Animal Health, Inc. 5.90%, 8/28/2028(j)	694	829
Eli Lilly and Co. 2.25%, 5/15/2050	1,110	1,036
Embarq Corp. 8.00%, 6/1/2036	2,903	3,557
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(g)	397	408
Enable Midstream Partners LP 5.00%, 5/15/2044(a)(j)	102	98
Encompass Health Corp. 4.50%, 2/1/2028	1,110	1,156
Endo Dac
9.50%, 7/31/2027(g)	163	186
6.00%, 6/30/2028(g)	226	190
Energy Transfer Operating LP
4.90%, 3/15/2035(a)	570	619
5.15%, 2/1/2043	360	370
5.15%, 3/15/2045	670	707
5.30%, 4/15/2047	576	605
6.00%, 6/15/2048	160	182
6.25%, 4/15/2049	450	532
5.00%, 5/15/2050	677	701
EnerSys 4.38%, 12/15/2027(g)	845	899
EnLink Midstream LLC 5.63%, 1/15/2028(g)	2,500	2,495
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(f)(h)(i)	760	418
4.40%, 4/1/2024	340	337
Entercom Media Corp. 7.25%, 11/1/2024(a)(g)	230	234
Entergy Louisiana LLC 2.90%, 3/15/2051	885	907
Entergy Texas, Inc. 3.55%, 9/30/2049	585	653
Enterprise Products Operating LLC
4.85%, 8/15/2042	300	363
4.45%, 2/15/2043	295	346
3.70%, 1/31/2051	1,010	1,058
3.20%, 2/15/2052	500	480
Envision Healthcare Corp. 8.75%, 10/15/2026(g)	321	217
EPR Properties
REIT, 4.75%, 12/15/2026(a)	1,799	1,873
REIT, 4.95%, 4/15/2028(a)	2,270	2,357
EQM Midstream Partners LP 6.00%, 7/1/2025(g)	880	920
4.13%, 12/1/2026	515	499
4.50%, 1/15/2029(g)	297	287
4.75%, 1/15/2031(g)	297	287
6.50%, 7/15/2048	918	876
EQT Corp.
3.00%, 10/1/2022	525	533
7.88%, 2/1/2025(j)	665	784
8.75%, 2/1/2030(j)	3,320	4,234
Equinix, Inc.
REIT, 3.20%, 11/18/2029	443	479
REIT, 2.15%, 7/15/2030	571	570
REIT, 3.00%, 7/15/2050	600	573
REIT, 2.95%, 9/15/2051	600	576
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(g)	235	240
REIT, 4.63%, 10/1/2027(g)	496	507
Essex Portfolio LP
REIT, 2.65%, 9/1/2050	430	393
Evergy Metro, Inc. 4.20%, 3/15/2048	535	662
Exela Intermediate LLC 10.00%, 7/15/2023(g)	1,233	401

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exelon Corp. 4.70%, 4/15/2050(a)	530	680
Expedia Group, Inc.
3.80%, 2/15/2028	174	185
3.25%, 2/15/2030	650	666
Exxon Mobil Corp.
3.00%, 8/16/2039	840	872
4.23%, 3/19/2040(a)	700	843
3.10%, 8/16/2049	425	434
FedEx Corp. 4.40%, 1/15/2047	570	677
FirstEnergy Corp. 2.65%, 3/1/2030	477	472
Series B, 2.25%, 9/1/2030	374	356
Series C, 7.38%, 11/15/2031	101	142
Series C, 5.35%, 7/15/2047(j)	1,364	1,649
Series C, 3.40%, 3/1/2050	4,738	4,456
FirstEnergy Transmission LLC
5.45%, 7/15/2044(a)(g)	1,472	1,818
4.55%, 4/1/2049(g)	3,800	4,295
Florida Power & Light Co. 3.80%, 12/15/2042	555	666
Flowserve Corp. 3.50%, 10/1/2030(a)	600	639
Fluor Corp. 4.25%, 9/15/2028(a)	3,957	3,947
FMC Corp. 4.50%, 10/1/2049	1,800	2,265
Ford Motor Co.
8.50%, 4/21/2023	143	160
9.00%, 4/22/2025	773	942
9.63%, 4/22/2030	62	88
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	1,375	1,432
5.13%, 6/16/2025	235	255
3.38%, 11/13/2025	377	383
4.39%, 1/8/2026	2,420	2,574
4.27%, 1/9/2027	345	364
4.13%, 8/17/2027	615	647
4.00%, 11/13/2030	457	469
Fox Corp. 5.58%, 1/25/2049(a)	425	588
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	271	285
4.25%, 3/1/2030	1,098	1,190
4.63%, 8/1/2030	112	124
5.40%, 11/14/2034	3,594	4,466
5.45%, 3/15/2043	4,307	5,384
Frontier Communications Corp. 5.88%, 10/15/2027(g)	422	454
Gap, Inc. (The)
8.38%, 5/15/2023(a)(g)	470	541
8.88%, 5/15/2027(g)	330	385
Gartner, Inc.
4.50%, 7/1/2028(g)	435	459
3.75%, 10/1/2030(g)	862	886
GE Capital Funding LLC 4.40%, 5/15/2030(g)	465	539
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,740	3,208
General Electric Co.
4.13%, 10/9/2042	270	305
4.50%, 3/11/2044	840	1,001
General Motors Co.
6.60%, 4/1/2036	320	441
5.15%, 4/1/2038	361	437
6.25%, 10/2/2043	320	433
5.20%, 4/1/2045	1,570	1,932
6.75%, 4/1/2046	325	468
5.40%, 4/1/2048	350	443
5.95%, 4/1/2049	67	91
Genesis Energy LP
6.25%, 5/15/2026	622	558
7.75%, 2/1/2028	369	342
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.15%), 0.38%, 9/17/2021(f)	46	46
4.00%, 9/1/2036(a)	945	1,126
2.60%, 10/1/2040	795	779
4.80%, 4/1/2044	185	238
2.80%, 10/1/2050	830	805
Global Payments, Inc.
3.20%, 8/15/2029	502	549
2.90%, 5/15/2030	594	636
4.15%, 8/15/2049	1,050	1,241
GLP Capital LP
REIT, 4.00%, 1/15/2030	1,368	1,485
REIT, 4.00%, 1/15/2031	609	663
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(a)(f)(h)(i)	530	526
(SOFR + 0.54%), 0.63%, 11/17/2023(a)(f)	126	126
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(f)	2,275	2,696
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(f)	540	668
Graphic Packaging International LLC 3.50%, 3/15/2028(g)	400	417
Gray Television, Inc. 7.00%, 5/15/2027(g)	540	590
Greif, Inc. 6.50%, 3/1/2027(g)	349	372
Griffon Corp. 5.75%, 3/1/2028	815	862
Group 1 Automotive, Inc. 4.00%, 8/15/2028(g)	1,490	1,521
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077(g)	250	330
Gulfport Energy Corp. 6.00%, 10/15/2024(k)	515	397
Hanesbrands, Inc. 4.88%, 5/15/2026(g)	292	316
Hasbro, Inc.
3.90%, 11/19/2029(a)	460	514

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.35%, 3/15/2040	320	422
5.10%, 5/15/2044	824	941
HAT Holdings I LLC
REIT, 3.75%, 9/15/2030(g)	2,645	2,662
HCA, Inc.
5.63%, 9/1/2028	3,221	3,772
5.88%, 2/1/2029	1,635	1,947
3.50%, 9/1/2030	7,686	7,983
5.13%, 6/15/2039	560	698
5.50%, 6/15/2047	475	615
5.25%, 6/15/2049	140	179
7.50%, 11/15/2095	2,000	2,620
Healthcare Trust of America Holdings LP
REIT, 2.00%, 3/15/2031	560	557
Healthpeak Properties, Inc.
REIT, 2.88%, 1/15/2031	440	473
Herc Holdings, Inc. 5.50%, 7/15/2027(g)	1,045	1,102
Hershey Co. (The) 2.65%, 6/1/2050	310	314
Hertz Corp. (The)
7.13%, 8/1/2026(g)(k)	410	254
6.00%, 1/15/2028(g)(k)	500	315
Hess Corp.
6.00%, 1/15/2040(a)	375	459
5.80%, 4/1/2047	360	444
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	1,000	1,037
3.75%, 5/1/2029(g)	193	196
4.88%, 1/15/2030	656	707
4.00%, 5/1/2031(g)	114	117
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	427	447
Home Depot, Inc. (The)
3.30%, 4/15/2040(a)	1,195	1,352
4.40%, 3/15/2045	275	354
4.25%, 4/1/2046	265	338
3.13%, 12/15/2049	185	200
3.35%, 4/15/2050	205	230
2.38%, 3/15/2051	155	146
Howmet Aerospace, Inc.
5.13%, 10/1/2024	483	531
5.90%, 2/1/2027	1,567	1,824
6.75%, 1/15/2028	769	938
5.95%, 2/1/2037(a)	3,528	4,318
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	85	87
5.25%, 8/1/2026(a)	250	277
6.63%, 8/1/2026	300	339
Hyatt Hotels Corp. 5.75%, 4/23/2030	759	917
Hyundai Capital America 1.15%, 11/10/2022(g)	106	106
Icahn Enterprises LP
6.38%, 12/15/2025	316	326
6.25%, 5/15/2026	791	836
5.25%, 5/15/2027	3,404	3,574
iHeartCommunications, Inc.
8.38%, 5/1/2027	233	249
5.25%, 8/15/2027(g)	1,380	1,431
Intel Corp. 3.25%, 11/15/2049	1,250	1,349
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	161	166
International Business Machines Corp. 2.85%, 5/15/2040(a)	1,265	1,309
International Game Technology plc 6.50%, 2/15/2025(g)	900	992
IQVIA, Inc.
5.00%, 10/15/2026(g)	200	208
5.00%, 5/15/2027(g)	997	1,049
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(g)	370	387
REIT, 5.25%, 3/15/2028(g)	218	229
REIT, 4.88%, 9/15/2029(g)	500	519
REIT, 5.25%, 7/15/2030(g)	4,087	4,332
REIT, 4.50%, 2/15/2031(g)	4,746	4,853
REIT, 5.63%, 7/15/2032(g)	4,006	4,327
Jabil, Inc.
3.60%, 1/15/2030(a)	822	904
3.00%, 1/15/2031	450	470
Jackson National Life Global Funding 3.30%, 2/1/2022(g)	240	247
JBS USA LUX SA
5.75%, 6/15/2025(g)	480	493
5.50%, 1/15/2030(g)	363	413
Johnson & Johnson 3.40%, 1/15/2038	495	573
Kaiser Aluminum Corp. 4.63%, 3/1/2028(g)	915	944
Keurig Dr Pepper, Inc. 4.50%, 11/15/2045	575	714
KFC Holding Co. 5.25%, 6/1/2026(g)	470	487
Kinder Morgan, Inc.
2.00%, 2/15/2031(a)	465	453
5.05%, 2/15/2046	505	600
3.25%, 8/1/2050	750	706
Kohl’s Corp. 5.55%, 7/17/2045	429	471
Kraft Heinz Foods Co.
3.95%, 7/15/2025	570	623
4.63%, 1/30/2029(a)	2,055	2,347
4.63%, 10/1/2039	633	688
6.50%, 2/9/2040	480	651
5.00%, 6/4/2042	1,047	1,210
5.20%, 7/15/2045	738	858
4.38%, 6/1/2046(a)	1,780	1,896
4.88%, 10/1/2049	3,959	4,480
5.50%, 6/1/2050	3,534	4,342
Kroger Co. (The) 3.88%, 10/15/2046	1,105	1,260
L Brands, Inc.
7.50%, 6/15/2029	805	902
6.88%, 11/1/2035	455	527

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LABL Escrow Issuer LLC
6.75%, 7/15/2026(g)	1,190	1,274
10.50%, 7/15/2027(g)	315	349
Lamar Media Corp. 4.00%, 2/15/2030	855	876
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(g)	664	689
Las Vegas Sands Corp. 3.90%, 8/8/2029(a)	550	577
Leidos, Inc. 4.38%, 5/15/2030(g)	870	1,029
Level 3 Financing, Inc.
5.25%, 3/15/2026	952	982
4.63%, 9/15/2027(g)	3,010	3,127
3.63%, 1/15/2029(g)	259	258
Liberty Interactive LLC 8.25%, 2/1/2030	550	630
Live Nation Entertainment, Inc.
5.63%, 3/15/2026(g)	183	188
6.50%, 5/15/2027(g)	1,380	1,533
4.75%, 10/15/2027(g)	730	732
Lockheed Martin Corp.
4.07%, 12/15/2042	250	312
3.80%, 3/1/2045(a)	575	690
2.80%, 6/15/2050	640	664
Lowe’s Cos., Inc.
3.70%, 4/15/2046	1,225	1,392
3.00%, 10/15/2050	485	494
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	220	248
5.63%, 4/1/2025	500	545
Series G, 6.88%, 1/15/2028(a)	1,388	1,621
Series P, 7.60%, 9/15/2039	3,555	4,394
Series U, 7.65%, 3/15/2042(a)	3,554	4,401
Macy’s, Inc. 8.38%, 6/15/2025(g)	850	941
Marathon Oil Corp. 5.20%, 6/1/2045(a)	1,708	1,942
Marathon Petroleum Corp.
4.75%, 9/15/2044	365	420
4.50%, 4/1/2048	345	384
Marriott International, Inc. 4.63%, 6/15/2030	206	236
Series GG, 3.50%, 10/15/2032	600	637
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	1,222	1,271
4.75%, 1/15/2028	20	20
Masco Corp.
2.00%, 10/1/2030	600	605
4.50%, 5/15/2047	333	411
Mastercard, Inc. 3.85%, 3/26/2050	310	386
Mattel, Inc.
3.15%, 3/15/2023	173	176
5.88%, 12/15/2027(g)	1,755	1,935
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(g)	1,651	1,671
7.25%, 4/15/2025(g)	630	623
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 0.65%, 10/28/2021(f)	100	100
3.63%, 9/1/2049	565	637
4.20%, 4/1/2050	910	1,119
MDC Holdings, Inc.
3.85%, 1/15/2030	2,328	2,543
6.00%, 1/15/2043(a)	3,311	4,487
Merck & Co., Inc. 2.35%, 6/24/2040	200	199
Meredith Corp. 6.88%, 2/1/2026(a)	1,210	1,223
MetLife Capital Trust IV 7.88%, 12/15/2037(g)	260	369
MetLife, Inc. 4.13%, 8/13/2042	810	1,006
Metropolitan Life Global Funding I 3.00%, 1/10/2023(g)	100	105
(SOFR + 0.32%), 0.36%, 1/7/2024(f)(g)	150	150
MGM Growth Properties Operating Partnership LP
REIT, 4.50%, 9/1/2026	392	416
REIT, 5.75%, 2/1/2027	2,026	2,271
REIT, 4.50%, 1/15/2028	350	368
MGM Resorts International
6.75%, 5/1/2025	500	535
5.75%, 6/15/2025	339	371
4.63%, 9/1/2026	662	690
5.50%, 4/15/2027	4,644	5,030
Micron Technology, Inc.
5.33%, 2/6/2029	520	642
4.66%, 2/15/2030	520	627
Microsoft Corp.
3.45%, 8/8/2036	1,060	1,269
3.70%, 8/8/2046	640	787
2.53%, 6/1/2050	195	197
2.68%, 6/1/2060	775	787
Molson Coors Beverage Co. 4.20%, 7/15/2046	825	923
Molson Coors Brewing Co. 5.00%, 5/1/2042	1,986	2,424
Mondelez International, Inc. 0.63%, 7/1/2022(a)	55	55
Morgan Stanley 3.75%, 2/25/2023	70	75
(SOFR + 0.47%), 0.56%, 11/10/2023(f)	58	58
7.25%, 4/1/2032	1,535	2,304
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(f)	1,320	1,578
6.38%, 7/24/2042(a)	130	204
(SOFR + 1.43%), 2.80%, 1/25/2052(f)	240	238
Motorola Solutions, Inc. 4.60%, 5/23/2029(a)	1,000	1,188
2.30%, 11/15/2030	400	401
5.50%, 9/1/2044(a)	343	438
MPLX LP
4.50%, 4/15/2038	950	1,062

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.70%, 4/15/2048	460	516
MSCI, Inc.
5.38%, 5/15/2027(g)	454	488
4.00%, 11/15/2029(g)	375	399
3.88%, 2/15/2031(g)	379	403
Murphy Oil Corp. 6.37%, 12/1/2042(j)	1,083	948
Mylan, Inc. 5.20%, 4/15/2048	2,149	2,785
MYT Holding LLC 7.50% (PIK), 9/25/2025(g)(m)	58	56
Nabors Industries Ltd. 7.25%, 1/15/2026(g)	235	190
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050(a)(g)	330	374
Navient Corp.
6.50%, 6/15/2022	560	584
6.13%, 3/25/2024	455	485
NCR Corp.
5.75%, 9/1/2027(g)	1,240	1,300
5.00%, 10/1/2028(g)	148	152
6.13%, 9/1/2029(g)	365	394
Netflix, Inc.
4.88%, 4/15/2028	349	408
5.88%, 11/15/2028	329	413
6.38%, 5/15/2029	690	894
5.38%, 11/15/2029(g)	2,468	3,085
4.88%, 6/15/2030(g)	4,856	5,900
New Albertsons LP
7.75%, 6/15/2026	15	17
7.45%, 8/1/2029	40	47
8.00%, 5/1/2031	420	523
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	640	616
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.28%), 0.50%, 1/10/2023(f)(g)	100	100
(SOFR + 0.22%), 0.28%, 2/2/2023(f)(g)	200	200
Newell Brands, Inc.
4.70%, 4/1/2026(j)	2,015	2,215
5.87%, 4/1/2036(j)	2,413	2,956
6.00%, 4/1/2046(j)	567	740
Newmont Corp. 3.63%, 6/9/2021	225	226
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(g)	1,219	1,294
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 0.70%, 5/4/2021(f)	113	113
NextEra Energy Operating Partners LP
3.88%, 10/15/2026(g)	377	403
4.50%, 9/15/2027(g)	371	412
NGL Energy Operating LLC 7.50%, 2/1/2026(g)	202	205
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(g)	175	179
Nielsen Finance LLC
5.00%, 4/15/2022(g)	417	417
NIKE, Inc.
3.25%, 3/27/2040	830	940
3.38%, 3/27/2050	180	208
NiSource, Inc.
5.25%, 2/15/2043(a)	150	198
4.38%, 5/15/2047	550	667
NMG Holding Co., Inc.
(ICE LIBOR USD 3 Month + 0.12%), 1.00%, 9/25/2025‡(f)(g)	115	123
Nordstrom, Inc.
4.00%, 3/15/2027(a)	2,577	2,570
6.95%, 3/15/2028(a)	1,100	1,283
4.38%, 4/1/2030(a)	4,403	4,395
5.00%, 1/15/2044	4,496	4,431
Norfolk Southern Corp. 3.05%, 5/15/2050	1,527	1,604
Northrop Grumman Corp.
3.85%, 4/15/2045	1,000	1,169
4.03%, 10/15/2047	270	327
Novelis Corp.
5.88%, 9/30/2026(g)	464	486
4.75%, 1/30/2030(g)	470	494
NRG Energy, Inc.
6.63%, 1/15/2027	1,262	1,326
3.63%, 2/15/2031(g)	192	200
NuStar Logistics LP
5.75%, 10/1/2025	246	261
6.00%, 6/1/2026	186	197
5.63%, 4/28/2027	395	415
6.38%, 10/1/2030	246	271
Nutrition & Biosciences, Inc. 3.47%, 12/1/2050(g)	425	451
NVIDIA Corp. 3.50%, 4/1/2050	343	395
Occidental Petroleum Corp.
2.70%, 8/15/2022	1,138	1,141
8.00%, 7/15/2025(a)	1,650	1,865
5.88%, 9/1/2025	287	301
8.50%, 7/15/2027	390	458
6.38%, 9/1/2028	287	313
8.88%, 7/15/2030	454	570
6.63%, 9/1/2030	287	323
Olin Corp. 5.13%, 9/15/2027	460	477
ON Semiconductor Corp. 3.88%, 9/1/2028(g)	845	876
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	400	481
3.70%, 5/15/2050	410	497
OneMain Finance Corp.
7.13%, 3/15/2026	547	640
6.63%, 1/15/2028	2,612	3,050
5.38%, 11/15/2029	3,621	3,983
ONEOK, Inc.
4.95%, 7/13/2047	487	544
5.20%, 7/15/2048	660	751
4.45%, 9/1/2049	600	615
4.50%, 3/15/2050	650	680
7.15%, 1/15/2051	404	553

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oracle Corp.
3.60%, 4/1/2040	2,430	2,734
3.60%, 4/1/2050	1,605	1,791
Oshkosh Corp. 3.10%, 3/1/2030	580	626
Otis Worldwide Corp. 3.11%, 2/15/2040(a)	370	389
Outfront Media Capital LLC 5.00%, 8/15/2027(g)	527	543
Owens Corning
4.30%, 7/15/2047	350	412
4.40%, 1/30/2048(a)	264	311
Pacific Gas and Electric Co.
3.30%, 8/1/2040(a)	315	310
4.45%, 4/15/2042	975	1,035
4.60%, 6/15/2043	981	1,065
4.75%, 2/15/2044	386	426
4.30%, 3/15/2045	400	419
4.25%, 3/15/2046	350	366
4.00%, 12/1/2046	1,370	1,382
3.95%, 12/1/2047	911	915
4.95%, 7/1/2050	350	398
3.50%, 8/1/2050(a)	430	412
PacifiCorp
4.13%, 1/15/2049	520	641
3.30%, 3/15/2051	1,335	1,471
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(g)	1,402	1,512
PBF Holding Co. LLC
9.25%, 5/15/2025(g)	306	295
6.00%, 2/15/2028	315	183
PECO Energy Co. 2.80%, 6/15/2050	234	239
Penske Automotive Group, Inc. 5.50%, 5/15/2026	597	619
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(g)	92	94
Pentair Finance SARL 4.50%, 7/1/2029(a)	550	645
PepsiCo, Inc. 3.50%, 3/19/2040(a)	1,075	1,253
Performance Food Group, Inc.
5.50%, 6/1/2024(g)	430	433
5.50%, 10/15/2027(g)	768	808
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	2,476	2,681
PetSmart, Inc.
7.13%, 3/15/2023(g)	1,574	1,578
5.88%, 6/1/2025(g)	1,310	1,349
4.75%, 2/15/2028(g)(l)	250	250
Pfizer, Inc.
2.55%, 5/28/2040	1,515	1,554
4.20%, 9/15/2048	120	153
2.70%, 5/28/2050(a)	445	451
PG&E Corp. 5.00%, 7/1/2028	875	939
Philip Morris International, Inc.
4.50%, 3/20/2042	500	610
3.88%, 8/21/2042	780	890
Phillips 66 2.15%, 12/15/2030(a)	1,412	1,394
Phillips 66 Partners LP
4.68%, 2/15/2045	451	484
4.90%, 10/1/2046	370	410
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	275	296
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(g)	175	179
Pioneer Natural Resources Co. 1.90%, 8/15/2030	610	595
Plains All American Pipeline LP
3.80%, 9/15/2030(a)	440	466
5.15%, 6/1/2042	350	375
4.30%, 1/31/2043	1,105	1,085
4.90%, 2/15/2045(a)	2,442	2,553
Plantronics, Inc. 5.50%, 5/31/2023(g)	271	272
Post Holdings, Inc.
5.00%, 8/15/2026(g)	553	571
5.63%, 1/15/2028(g)	875	928
5.50%, 12/15/2029(g)	735	798
PPL Capital Funding, Inc.
Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.91%, 3/30/2067(f)	480	445
PPL Electric Utilities Corp.
(ICE LIBOR USD 3 Month + 0.25%), 0.50%, 9/28/2023(f)	150	150
Prestige Brands, Inc. 5.13%, 1/15/2028(g)	440	468
Prime Security Services Borrower LLC 5.75%, 4/15/2026(g)	1,093	1,197
Progress Energy, Inc. 3.15%, 4/1/2022(a)	52	53
Prologis LP
REIT, 2.13%, 10/15/2050	775	686
Protective Life Global Funding 0.63%, 10/13/2023(g)	150	151
Prudential Financial, Inc. 3.00%, 3/10/2040	1,085	1,152
Public Service Co. of Colorado 4.05%, 9/15/2049	995	1,249
Public Service Electric and Gas Co.
3.15%, 1/1/2050	500	550
2.70%, 5/1/2050	440	445
PulteGroup, Inc. 6.38%, 5/15/2033	677	921
Qorvo, Inc.
4.38%, 10/15/2029	369	403
3.38%, 4/1/2031(g)	2,659	2,719
QUALCOMM, Inc. 4.80%, 5/20/2045	260	355
Quicken Loans LLC
5.25%, 1/15/2028(g)	445	475
3.63%, 3/1/2029(g)	166	166
3.88%, 3/1/2031(g)	166	168
QVC, Inc.
4.75%, 2/15/2027	762	817
4.38%, 9/1/2028	3,804	3,956
5.45%, 8/15/2034	4,000	4,260
5.95%, 3/15/2043	2,770	2,868

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Radian Group, Inc. 4.88%, 3/15/2027	2,500	2,694
Range Resources Corp. 9.25%, 2/1/2026	650	708
Raytheon Technologies Corp.
4.45%, 11/16/2038	195	239
4.50%, 6/1/2042	1,230	1,562
4.63%, 11/16/2048	375	487
3.13%, 7/1/2050	675	711
Refinitiv US Holdings, Inc. 6.25%, 5/15/2026(g)	253	270
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	600	584
2.80%, 9/15/2050	2,380	2,224
Reliance Standard Life Global Funding II 2.15%, 1/21/2023(a)(g)	83	86
Republic Services, Inc. 3.05%, 3/1/2050	465	488
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2023	645	647
REIT, 4.75%, 10/15/2027	255	260
Rite Aid Corp.
7.50%, 7/1/2025(g)	903	950
8.00%, 11/15/2026(g)	913	982
Roper Technologies, Inc. 3.13%, 11/15/2022	36	38
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(g)	1,167	1,346
Royalty Pharma plc
3.30%, 9/2/2040(a)(g)	705	729
3.55%, 9/2/2050(g)	3,826	3,995
RPM International, Inc. 4.25%, 1/15/2048	550	587
S&P Global, Inc. 2.30%, 8/15/2060	715	638
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030(g)	340	396
Sabre GLBL, Inc. 9.25%, 4/15/2025(a)(g)	390	463
San Diego Gas & Electric Co.
Series UUU, 3.32%, 4/15/2050	505	553
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	605	632
REIT, 3.13%, 2/1/2029(g)	287	286
Seagate HDD Cayman
4.09%, 6/1/2029(g)	50	52
4.13%, 1/15/2031(g)	4,229	4,430
3.38%, 7/15/2031(g)	3,345	3,262
5.75%, 12/1/2034(a)	3,832	4,536
Sealed Air Corp.
5.25%, 4/1/2023(g)	100	105
4.00%, 12/1/2027(g)	378	402
6.88%, 7/15/2033(g)	492	650
Sensata Technologies, Inc.
4.38%, 2/15/2030(g)	2,910	3,132
3.75%, 2/15/2031(g)	3,324	3,411
Service Corp. International
8.00%, 11/15/2021	95	100
4.63%, 12/15/2027	520	554
5.13%, 6/1/2029	680	743
Sherwin-Williams Co. (The) 3.30%, 5/15/2050	539	586
Simon Property Group LP
REIT, 3.25%, 9/13/2049	370	367
Sinclair Television Group, Inc. 5.88%, 3/15/2026(g)	104	107
Sirius XM Radio, Inc.
4.63%, 7/15/2024(g)	103	107
5.50%, 7/1/2029(g)	1,455	1,583
4.13%, 7/1/2030(g)	2,172	2,238
Six Flags Entertainment Corp.
4.88%, 7/31/2024(g)	773	767
5.50%, 4/15/2027(g)	168	170
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(g)	975	1,051
SM Energy Co.
6.75%, 9/15/2026	250	226
6.63%, 1/15/2027	254	226
Southern California Edison Co.
Series C, 4.13%, 3/1/2048(a)	1,205	1,376
3.65%, 2/1/2050	625	672
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	385	493
Southern Co. (The) 4.40%, 7/1/2046	410	495
Southwestern Energy Co. 6.45%, 1/23/2025(j)	905	949
Southwestern Public Service Co. 3.40%, 8/15/2046	440	484
Spectrum Brands, Inc.
5.75%, 7/15/2025	746	769
5.00%, 10/1/2029(g)	889	941
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(g)	440	472
Sprint Capital Corp.
6.88%, 11/15/2028	313	402
8.75%, 3/15/2032	3,636	5,554
Sprint Corp.
7.63%, 2/15/2025	1,544	1,845
7.63%, 3/1/2026	3,885	4,788
SS&C Technologies, Inc. 5.50%, 9/30/2027(g)	736	779
Standard Industries, Inc. 4.75%, 1/15/2028(g)	1,685	1,776
Staples, Inc.
7.50%, 4/15/2026(g)	1,565	1,596
10.75%, 4/15/2027(g)	600	582
Starbucks Corp.
3.75%, 12/1/2047(a)	715	808
3.35%, 3/12/2050	290	310
Station Casinos LLC
5.00%, 10/1/2025(g)	131	132
4.50%, 2/15/2028(g)	190	186
Steel Dynamics, Inc. 3.25%, 10/15/2050	434	437
Summit Materials LLC
5.13%, 6/1/2025(g)	225	229
6.50%, 3/15/2027(g)	40	43

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sunoco Logistics Partners Operations LP
5.30%, 4/1/2044	185	195
5.35%, 5/15/2045	325	346
5.40%, 10/1/2047	929	988
Sysco Corp. 3.30%, 2/15/2050	1,243	1,256
Targa Resources Partners LP
5.13%, 2/1/2025	550	565
5.88%, 4/15/2026	303	317
5.50%, 3/1/2030	795	845
4.88%, 2/1/2031(g)	435	454
4.00%, 1/15/2032(g)	231	229
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(g)	175	198
5.75%, 1/15/2028(g)	3,474	3,917
5.13%, 8/1/2030(g)	1,513	1,659
Team Health Holdings, Inc. 6.38%, 2/1/2025(g)	695	626
TEGNA, Inc.
5.50%, 9/15/2024(g)	81	83
4.63%, 3/15/2028(g)	552	559
5.00%, 9/15/2029	404	420
Teleflex, Inc. 4.63%, 11/15/2027	690	730
Tempur Sealy International, Inc. 5.50%, 6/15/2026	1,997	2,069
Tenet Healthcare Corp.
4.63%, 9/1/2024(g)	1,340	1,375
5.13%, 5/1/2025	750	760
6.25%, 2/1/2027(g)	2,100	2,212
5.13%, 11/1/2027(g)	964	1,016
TerraForm Power Operating LLC
5.00%, 1/31/2028(g)	362	402
4.75%, 1/15/2030(g)	374	401
Texas Competitive Electric Holdings Co. LLC 11.50%, 10/1/2020‡(k)	1,000	1
Texas Eastern Transmission LP 4.15%, 1/15/2048(a)(g)	495	538
Texas Health Resources 2.33%, 11/15/2050	160	146
Time Warner Cable LLC
6.55%, 5/1/2037	347	474
7.30%, 7/1/2038	515	751
6.75%, 6/15/2039(a)	420	587
5.88%, 11/15/2040	450	586
5.50%, 9/1/2041	397	497
4.50%, 9/15/2042(a)	1,221	1,389
T-Mobile USA, Inc.
2.25%, 2/15/2026	232	234
4.75%, 2/1/2028	3,407	3,639
3.88%, 4/15/2030(g)	253	286
2.55%, 2/15/2031(g)	470	481
4.38%, 4/15/2040(g)	695	814
3.00%, 2/15/2041(g)	1,290	1,270
4.50%, 4/15/2050(g)	328	386
3.30%, 2/15/2051(g)	1,550	1,519
3.60%, 11/15/2060(g)	1,436	1,441
Topaz Solar Farms LLC 5.75%, 9/30/2039(g)	2,325	2,677
Toyota Motor Credit Corp.
(SOFR + 0.33%), 0.42%, 1/11/2024(f)	158	158
TransDigm, Inc. 6.25%, 3/15/2026(g)	1,494	1,580
Transocean Pontus Ltd. 6.13%, 8/1/2025(g)	483	447
Transocean Poseidon Ltd. 6.88%, 2/1/2027(g)	502	452
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	367	399
5.70%, 6/15/2028	360	404
Tronox, Inc. 6.50%, 4/15/2026(g)	563	581
Trustees of Boston University
Series Ee, 3.17%, 10/1/2050	560	591
Tucson Electric Power Co. 4.00%, 6/15/2050	705	839
Twitter, Inc. 3.88%, 12/15/2027(g)	380	400
Tyson Foods, Inc. 4.55%, 6/2/2047(a)	190	245
Union Electric Co.
3.25%, 10/1/2049	270	298
2.63%, 3/15/2051	400	402
Union Pacific Corp.
4.38%, 9/10/2038	1,040	1,270
3.55%, 8/15/2039	1,495	1,687
3.84%, 3/20/2060	110	130
United Rentals North America, Inc.
5.50%, 5/15/2027	580	620
4.88%, 1/15/2028	295	314
5.25%, 1/15/2030	1,207	1,336
4.00%, 7/15/2030	385	406
3.88%, 2/15/2031(a)	3,885	4,050
United States Cellular Corp. 6.70%, 12/15/2033	2,332	3,014
United States Steel Corp. 12.00%, 6/1/2025(g)	203	235
UnitedHealth Group, Inc.
3.50%, 8/15/2039	955	1,083
2.75%, 5/15/2040	1,018	1,054
2.90%, 5/15/2050	785	817
Universal Health Services, Inc. 2.65%, 10/15/2030(g)	1,000	1,014
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	262	339
Valmont Industries, Inc.
5.00%, 10/1/2044	361	418
5.25%, 10/1/2054	550	646
Valvoline, Inc. 4.25%, 2/15/2030(g)	608	635
Verizon Communications, Inc.
4.27%, 1/15/2036	1,185	1,442
2.65%, 11/20/2040	725	706
3.85%, 11/1/2042	1,000	1,138
4.86%, 8/21/2046	260	337
2.88%, 11/20/2050	775	746
2.99%, 10/30/2056(g)	1,250	1,198
ViacomCBS, Inc.
4.20%, 5/19/2032(a)	1,290	1,528
5.85%, 9/1/2043(a)	475	646
4.60%, 1/15/2045	515	612

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Viatris, Inc.
2.70%, 6/22/2030(a)(g)		400	420
3.85%, 6/22/2040(g)		696	769
4.00%, 6/22/2050(a)(g)		666	743
VICI Properties LP
REIT, 4.25%, 12/1/2026(g)		251	260
REIT, 4.63%, 12/1/2029(g)		451	480
REIT, 4.13%, 8/15/2030(g)		1,095	1,139
Virginia Electric and Power Co.
2.95%, 1/15/2022		52	53
Series B, 4.20%, 5/15/2045		545	681
2.45%, 12/15/2050		300	286
Visa, Inc. 2.70%, 4/15/2040(a)		915	960
Vistra Operations Co. LLC
5.63%, 2/15/2027(g)		550	580
5.00%, 7/31/2027(g)		610	642
VMware, Inc. 4.70%, 5/15/2030(a)		520	615
Vulcan Materials Co.
3.50%, 6/1/2030		429	488
4.50%, 6/15/2047		335	411
4.70%, 3/1/2048(a)		326	409
W&T Offshore, Inc. 9.75%, 11/1/2023(g)		925	731
Walt Disney Co. (The)
3.50%, 5/13/2040(a)		1,660	1,870
2.75%, 9/1/2049		350	345
Wells Fargo & Co.
2.63%, 7/22/2022		239	247
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(f)(h)(i)		1,361	1,361
(SOFR + 2.53%), 3.07%, 4/30/2041(f)		1,360	1,423
4.90%, 11/17/2045		700	889
4.40%, 6/14/2046		990	1,182
(ICE LIBOR USD 3 Month + 4.24%), 5.01%, 4/4/2051(a)(f)		590	812
Welltower, Inc.
REIT, 2.75%, 1/15/2031		710	749
WESCO Distribution, Inc.
7.13%, 6/15/2025(g)		812	884
7.25%, 6/15/2028(g)		682	766
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050		330	342
Western Digital Corp.
4.75%, 2/15/2026		243	269
Western Midstream Operating LP
4.00%, 7/1/2022		430	441
5.45%, 4/1/2044		3,760	3,943
5.30%, 3/1/2048		3,197	3,277
5.50%, 8/15/2048		3,633	3,597
6.50%, 2/1/2050(j)		927	1,043
Whirlpool Corp.
4.60%, 5/15/2050		260	325
Williams Cos., Inc. (The)
5.40%, 3/4/2044		424	515
5.75%, 6/24/2044		913	1,149
4.90%, 1/15/2045		442	512
5.10%, 9/15/2045(a)		567	684
4.85%, 3/1/2048		550	650
WMG Acquisition Corp.
3.88%, 7/15/2030(g)		1,414	1,442
3.00%, 2/15/2031(g)		2,742	2,667
Wolverine Escrow LLC 9.00%, 11/15/2026(g)		931	887
WPX Energy, Inc. 4.50%, 1/15/2030		1,345	1,424
Wyndham Destinations, Inc.
6.00%, 4/1/2027(j)		887	980
4.63%, 3/1/2030(g)		896	927
Wynn Las Vegas LLC
4.25%, 5/30/2023(g)		685	690
5.50%, 3/1/2025(g)		1,113	1,147
Wynn Resorts Finance LLC 5.13%, 10/1/2029(g)		525	535
Xerox Holdings Corp. 5.50%, 8/15/2028(g)		4,100	4,257
XPO Logistics, Inc.
6.75%, 8/15/2024(g)		724	766
6.25%, 5/1/2025(g)		600	644
Yum! Brands, Inc.
4.75%, 1/15/2030(g)		475	509
3.63%, 3/15/2031		455	446
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(g)		785	787
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/2039		307	414
4.45%, 8/15/2045		565	668
Zoetis, Inc. 3.00%, 5/15/2050		580	610

			909,475

Venezuela, Bolivarian Republic of — 0.0%(d)
Petroleos de Venezuela SA
8.50%, 10/27/2020(b)(k)		75	16
9.00%, 11/17/2021(b)(k)		50	2
12.75%, 2/17/2022(b)(k)		120	4

			22

TOTAL CORPORATE BONDS (Cost $1,044,545)			1,074,957

FOREIGN GOVERNMENT SECURITIES — 6.3%
Australia — 0.1%
Commonwealth of Australia
2.75%, 4/21/2024(b)	AUD	1,775	1,471
3.25%, 4/21/2025(b)	AUD	1,536	1,321
2.75%, 6/21/2035(b)	AUD	1,936	1,725
2.75%, 5/21/2041(b)	AUD	360	315
3.00%, 3/21/2047(b)	AUD	209	190

			5,022

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Belgium — 0.2%
Kingdom of Belgium
0.80%, 6/22/2027(b)	EUR	845	1,115
0.10%, 6/22/2030(b)	EUR	1,187	1,500
1.00%, 6/22/2031(b)	EUR	1,325	1,822
1.90%, 6/22/2038(b)	EUR	1,090	1,734
1.60%, 6/22/2047(b)	EUR	267	422
1.70%, 6/22/2050(b)	EUR	106	174
2.15%, 6/22/2066(b)	EUR	247	485

			7,252

Canada — 0.0%(d)
Canada Government Bond
5.00%, 6/1/2037	CAD	393	482
4.00%, 6/1/2041	CAD	285	331
3.50%, 12/1/2045	CAD	274	309
2.75%, 12/1/2048	CAD	198	201
2.00%, 12/1/2051	CAD	464	411
2.75%, 12/1/2064	CAD	130	144

			1,878

China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(b)	EUR	3,800	4,675

Denmark — 0.1%
Kingdom of Denmark
0.25%, 11/15/2022(b)	DKK	1,704	282
1.75%, 11/15/2025	DKK	2,373	431
0.50%, 11/15/2027	DKK	3,009	524
0.50%, 11/15/2029(b)	DKK	860	152
4.50%, 11/15/2039	DKK	2,847	870

			2,259

France — 0.3%
French Republic
1.50%, 5/25/2031(b)	EUR	964	1,385
1.25%, 5/25/2036(b)	EUR	3,150	4,547
1.75%, 6/25/2039(b)	EUR	1,468	2,320
3.25%, 5/25/2045(b)	EUR	514	1,060
2.00%, 5/25/2048(b)	EUR	990	1,715
1.50%, 5/25/2050(b)	EUR	459	725
0.75%, 5/25/2052(b)	EUR	535	705
1.75%, 5/25/2066(b)	EUR	726	1,300

			13,757

Germany — 0.0%(d)
Bundesrepublik Deutschland
4.00%, 1/4/2037(b)	EUR	350	729
2.50%, 7/4/2044(b)	EUR	395	790

			1,519

Indonesia — 0.1%
Republic of Indonesia
2.88%, 7/8/2021(b)	EUR	1,200	1,473
2.15%, 7/18/2024(b)	EUR	1,120	1,447

			2,920

Italy — 1.2%
Buoni Poliennali del Tesoro
2.15%, 12/15/2021(b)	EUR	2,660	3,300
1.00%, 7/15/2022(b)	EUR	438	542
0.95%, 3/1/2023(b)	EUR	2,161	2,692
0.60%, 6/15/2023(b)	EUR	187	232
2.45%, 10/1/2023(b)	EUR	1,738	2,261
0.65%, 10/15/2023(b)	EUR	1,250	1,554
1.40%, 5/26/2025(b)	EUR	3,086	3,975
1.85%, 7/1/2025(b)	EUR	8,317	10,921
0.50%, 2/1/2026(b)	EUR	2,430	3,012
0.85%, 1/15/2027(b)	EUR	3,740	4,715
1.65%, 3/1/2032(b)	EUR	3,321	4,429
2.25%, 9/1/2036(b)	EUR	2,032	2,901
1.80%, 3/1/2041(b)	EUR	101	134
4.75%, 9/1/2044(b)	EUR	405	826
2.70%, 3/1/2047(b)	EUR	690	1,067
3.45%, 3/1/2048(b)	EUR	704	1,235
2.45%, 9/1/2050(b)	EUR	325	482
2.80%, 3/1/2067(b)	EUR	252	401
Italian Republic Government Bond 2.38%, 10/17/2024		5,381	5,659

			50,338

Japan — 2.4%
Japan Finance Organization for Municipalities
0.88%, 9/22/2021(b)	EUR	770	942
3.25%, 4/24/2023(g)		1,890	2,008
Japan Government Bond
0.80%, 9/20/2022	JPY	568,150	5,505
0.10%, 12/20/2022	JPY	627,950	6,020
0.80%, 9/20/2023	JPY	667,200	6,524
0.10%, 6/20/2024	JPY	549,750	5,288
0.10%, 9/20/2024	JPY	702,250	6,759
0.50%, 9/20/2024	JPY	393,150	3,838
0.10%, 12/20/2024	JPY	173,900	1,675
0.10%, 6/20/2026	JPY	650,000	6,275
0.10%, 9/20/2027	JPY	102,800	994
0.10%, 12/20/2029	JPY	812,800	7,826
0.10%, 3/20/2030	JPY	76,050	732
0.10%, 6/20/2030	JPY	227,650	2,189
1.60%, 3/20/2032	JPY	480,200	5,340
1.50%, 6/20/2034	JPY	517,800	5,784
1.40%, 9/20/2034	JPY	416,700	4,607
0.70%, 3/20/2037	JPY	749,400	7,571
0.60%, 9/20/2037	JPY	929,750	9,236
0.30%, 12/20/2039	JPY	69,950	651
0.40%, 6/20/2040	JPY	63,850	604
1.50%, 3/20/2045	JPY	126,150	1,459
1.40%, 12/20/2045	JPY	369,300	4,201
0.80%, 12/20/2047	JPY	288,550	2,883
0.40%, 9/20/2049	JPY	42,550	380
0.40%, 12/20/2049	JPY	433,100	3,859
0.40%, 3/20/2050	JPY	9,150	81
0.90%, 3/20/2057	JPY	181,950	1,858

			105,089

Kuwait — 0.0%(d)
State of Kuwait 2.75%, 3/20/2022(b)		700	717

Mexico — 0.0%(d)
United Mexican States 3.75%, 4/19/2071		537	503

Netherlands — 0.1%
Kingdom of Netherlands
0.25%, 7/15/2029(b)	EUR	855	1,106
3.75%, 1/15/2042(b)	EUR	787	1,753
0.00%, 1/15/2052(b)	EUR	450	547

			3,406

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Peru — 0.1%
Republic of Peru 1.86%, 12/1/2032		3,409	3,359

Qatar — 0.0%(d)
State of Qatar 3.88%, 4/23/2023(g)		860	922

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
2.38%, 10/26/2021(b)		3,700	3,741
2.25%, 2/2/2033(g)		914	904

			4,645

South Korea — 0.2%
Export-Import Bank of Korea
4.38%, 9/15/2021		2,900	2,975
0.75%, 9/21/2025		4,217	4,217
Republic of Korea 0.00%, 9/16/2025	EUR	1,276	1,559

			8,751

Spain — 0.5%
Bonos and Obligaciones del Estado
0.45%, 10/31/2022	EUR	1,521	1,878
4.80%, 1/31/2024(b)	EUR	1,065	1,500
0.00%, 1/31/2025	EUR	84	104
1.60%, 4/30/2025(b)	EUR	3,300	4,355
1.50%, 4/30/2027(b)	EUR	2,585	3,485
1.40%, 7/30/2028(b)	EUR	102	138
1.45%, 4/30/2029(b)	EUR	184	251
0.60%, 10/31/2029(b)	EUR	650	831
0.50%, 4/30/2030(b)	EUR	1,833	2,317
1.95%, 7/30/2030(b)	EUR	959	1,372
1.25%, 10/31/2030(b)	EUR	245	330
2.35%, 7/30/2033(b)	EUR	2,063	3,131
4.70%, 7/30/2041(b)	EUR	898	1,926
2.70%, 10/31/2048(b)	EUR	665	1,163
1.00%, 10/31/2050(b)	EUR	226	278
3.45%, 7/30/2066(b)	EUR	311	668

			23,727

Sweden — 0.1%
Kingdom of Sweden
1.50%, 11/13/2023(b)	SEK	4,690	591
0.75%, 5/12/2028	SEK	1,985	252
0.75%, 11/12/2029(b)	SEK	945	121
3.50%, 3/30/2039	SEK	1,370	253
0.50%, 11/24/2045	SEK	470	55
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300	3,482

			4,754

United Arab Emirates — 0.0%(d)
United Arab Emirates Government Bond 0.75%, 9/2/2023(g)		1,569	1,575

United Kingdom — 0.7%
United Kingdom of Great Britain and Northern Ireland
0.75%, 7/22/2023(b)	GBP	1,064	1,488
0.63%, 6/7/2025(b)	GBP	2,097	2,955
1.25%, 7/22/2027(b)	GBP	1,292	1,900
4.25%, 3/7/2036(b)	GBP	1,152	2,401
1.75%, 9/7/2037(b)	GBP	2,533	4,030
4.75%, 12/7/2038(b)	GBP	1,018	2,342
4.25%, 12/7/2046(b)	GBP	1,100	2,682
1.50%, 7/22/2047(b)	GBP	1,372	2,152
1.75%, 1/22/2049(b)	GBP	1,512	2,517
1.75%, 7/22/2057(b)	GBP	1,869	3,298
2.50%, 7/22/2065(b)	GBP	1,277	2,859

			28,624

Venezuela, Bolivarian Republic of — 0.0%(d)
Bolivarian Republic of Venezuela
7.75%, 10/13/2019(b)(k)		10	1
12.75%, 8/23/2022(b)(k)		180	16
9.25%, 5/7/2028(b)(k)		180	17

			34

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $258,364)			275,726

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Cayman Islands — 0.0%(d)
GPMT Ltd.
Series 2018-FL1, Class AS, 1.33%, 11/21/2035‡(g)(n)		1,000	997

United States — 2.1%
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, 2.13%, 12/15/2036‡(g)(n)		564	565
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, 1.58%, 12/15/2037‡(g)(n)		2,900	2,907
Series 2019-LIFE, Class E, 2.28%, 12/15/2037‡(g)(n)		2,845	2,845
Series 2019-LIFE, Class G, 3.38%, 12/15/2037‡(g)(n)		2,560	2,474
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036‡(g)(n)		3,160	3,361
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(n)		960	1,070
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(n)		104,275	672
Series KC03, Class X1, IO, 0.49%, 11/25/2024(n)		29,778	481
Series K734, Class X3, IO, 2.17%, 7/25/2026(n)		7,480	740
Series KC04, Class X1, IO, 1.25%, 12/25/2026(n)		12,997	692
Series K064, Class X3, IO, 2.13%, 5/25/2027(n)		14,685	1,725
Series K078, Class X1, IO, 0.09%, 6/25/2028(n)		63,566	580
Series K082, Class X1, IO, 0.01%, 9/25/2028(n)		420,608	1,916

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K083, Class X1, IO, 0.03%, 9/25/2028(n)	133,941	790
Series K082, Class X3, IO, 2.21%, 10/25/2028(n)	9,250	1,346
Series K084, Class X3, IO, 2.24%, 11/25/2028(n)	10,000	1,501
Series K094, Class X1, IO, 0.88%, 6/25/2029(n)	40,581	2,707
Series K723, Class X3, IO, 1.92%, 10/25/2034(n)	6,909	317
Series K153, Class X3, IO, 3.77%, 4/25/2035(n)	5,395	1,742
Series K716, Class X3, IO, 1.79%, 8/25/2042(n)	16,608	69
Series K721, Class X3, IO, 1.30%, 11/25/2042(n)	22,604	465
Series K726, Class X3, IO, 2.13%, 7/25/2044(n)	15,363	947
Series K059, Class X3, IO, 1.92%, 11/25/2044(n)	15,200	1,479
Series K070, Class X3, IO, 2.04%, 12/25/2044(n)	7,175	882
Series K065, Class X3, IO, 2.18%, 7/25/2045(n)	16,900	2,059
Series K728, Class X3, IO, 1.95%, 11/25/2045(n)	8,624	560
Series K071, Class X3, IO, 2.01%, 11/25/2045(n)	8,000	960
Series K072, Class X3, IO, 2.14%, 12/25/2045(n)	5,200	667
Series K087, Class X3, IO, 2.32%, 1/25/2046(n)	11,320	1,777
Series K081, Class X3, IO, 2.23%, 9/25/2046(n)	15,822	2,346
Series K088, Class X3, IO, 2.35%, 2/25/2047(n)	16,690	2,772
Series K092, Class X3, IO, 2.25%, 5/25/2047(n)	7,055	1,106
Series K094, Class X3, IO, 2.12%, 7/25/2047(n)	14,794	2,282
FNMA ACES
Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031(n)	3,707	391
FREMF
Series 2018-KF46, Class B, 2.09%, 3/25/2028(g)(n)	402	396
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.49%, 5/25/2022(g)(n)	118	118
Series 2015-KF10, Class B, 6.24%, 7/25/2022(g)(n)	429	429
Series 2017-KF31, Class B, 3.04%, 4/25/2024(g)(n)	141	140
Series 2017-KF32, Class B, 2.69%, 5/25/2024(g)(n)	298	298
Series 2017-KF36, Class B, 2.79%, 8/25/2024(g)(n)	345	345
Series 2017-KF38, Class B, 2.64%, 9/25/2024(g)(n)	453	453
Series 2018-KF42, Class B, 2.34%, 12/25/2024(g)(n)	312	312
Series 2018-K731, Class B, 3.93%, 2/25/2025(g)(n)	1,450	1,586
Series 2018-KF45, Class B, 2.09%, 3/25/2025(g)(n)	775	770
Series 2018-KF47, Class B, 2.14%, 5/25/2025(g)(n)	552	541
Series 2018-KF49, Class B, 2.04%, 6/25/2025(g)(n)	282	280
Series 2018-KC02, Class B, 4.09%, 7/25/2025(g)(n)	1,530	1,560
Series 2018-KF53, Class B, 2.19%, 10/25/2025(n)	1,673	1,662
Series 2019-KC03, Class B, 4.37%, 1/25/2026(g)(n)	1,325	1,375
Series 2019-KF62, Class B, 2.19%, 4/25/2026(g)(n)	910	904
Series 2019-K736, Class C, 3.76%, 7/25/2026(g)(n)	1,500	1,605
Series 2018-KF48, Class B, 2.19%, 6/25/2028(g)(n)	1,322	1,300
Series 2018-KF50, Class B, 2.04%, 7/25/2028(g)(n)	204	200
Series 2018-K82, Class B, 4.13%, 9/25/2028(g)(n)	725	820
Series 2019-KG01, Class B, 4.16%, 4/25/2029(g)(n)	1,675	1,720
Series 2019-KF63, Class B, 2.49%, 5/25/2029(g)(n)	1,817	1,817
Series 2019-KF65, Class B, 2.54%, 7/25/2029(g)(n)	1,112	1,096
Series 2012-K19, Class C, 4.02%, 5/25/2045(g)(n)	480	493
Series 2017-K67, Class C, 3.94%, 9/25/2049(g)(n)	770	843
Series 2016-K60, Class B, 3.54%, 12/25/2049(g)(n)	355	391
Series 2017-K65, Class B, 4.07%, 7/25/2050(g)(n)	2,000	2,234
Series 2018-K72, Class B, 3.99%, 12/25/2050(g)(n)	650	729
Series 2018-K74, Class B, 4.09%, 2/25/2051(g)(n)	930	1,045
Series 2018-K75, Class B, 3.97%, 4/25/2051(g)(n)	600	672
Series 2019-K103, Class C, 3.45%, 12/25/2051(g)(n)	235	247
Series 2020-K737, Class B, 3.30%, 1/25/2053(g)(n)	400	431
Series 2019-K96, Class B, 3.81%, 8/25/2056(g)(n)	1,110	1,239
GNMA
Series 2013-7, IO, 0.33%, 5/16/2053(n)	13,847	204
Series 2013-178, IO, 0.39%, 6/16/2055(n)	2,778	49
Series 2015-172, IO, 0.73%, 3/16/2057(n)	2,279	83

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-40, IO, 0.67%, 7/16/2057(n)	8,629	327
Series 2016-157, IO, 0.90%, 11/16/2057(n)	8,736	518
Series 2016-151, IO, 1.04%, 6/16/2058(n)	16,323	1,033
Series 2017-54, IO, 0.58%, 12/16/2058(n)	6,078	300
Series 2017-69, IO, 0.81%, 7/16/2059(n)	2,166	119
Series 2018-119, IO, 0.68%, 5/16/2060(n)	5,063	337
Series 2020-28, IO, 0.86%, 11/16/2061(n)	8,773	630
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, 1.93%, 5/15/2036‡(g)(n)	990	992
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.06%, 7/15/2044(n)	327	323
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(n)	1,565	904
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 4.90%, 4/15/2047‡(g)(n)	385	390
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(g)(n)	770	732
Series 2006-T23, Class D, 6.19%, 8/12/2041‡(g)(n)	761	762
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036‡(g)	5,000	4,653
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.83%, 10/15/2049‡(g)(n)	361	358
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(g)	1,016	1,024
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(g)(n)	331	343
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(g)(n)	479	493
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, IO, 1.62%, 8/15/2052(n)	3,963	419

		90,237

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $91,130)		91,234

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
United States — 1.7%
Alternative Loan Trust
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	311	312
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	71	71
Series 2005-11CB, Class 2A1, 5.50%, 6/25/2035	61	61
Series 2005-19CB, Class A2, IF, 16.65%, 6/25/2035(n)	14	16
Series 2005-27, Class 1A6, 1.36%, 8/25/2035(n)	747	665
Series 2005-28CB, Class 2A6, 5.00%, 8/25/2035	837	676
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	697	671
Series 2006-4CB, Class 2A6, 5.50%, 4/25/2036	1,851	1,756
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	610	472
American Home Mortgage Investment Trust
Series 2006-3, Class 22A1, 2.01%, 12/25/2036(n)	1,892	1,717
Angel Oak Mortgage Trust
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(g)(n)	2,203	2,240
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(g)(n)	1,000	1,028
Series 2019-4, Class B1, 4.41%, 7/26/2049(g)(n)	2,813	2,926
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(g)	181	182
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(g)(n)	2,000	2,090
Series 2019-2, Class A3, 3.80%, 4/25/2049(g)(n)	2,200	2,266
Banc of America Funding Trust
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	43	40
Bear Stearns ALT-A Trust
Series 2003-6, Class 2A2, 2.97%, 1/25/2034(n)	1,325	1,374
Series 2005-4, Class 23A1, 3.28%, 5/25/2035(n)	44	45
Series 2005-4, Class 23A2, 3.28%, 5/25/2035(n)	339	345
Series 2005-7, Class 12A3, 0.81%, 8/25/2035(n)	1	1
Bear Stearns ARM Trust
Series 2005-9, Class A1, 2.41%, 10/25/2035(n)	101	102
Series 2006-1, Class A1, 2.37%, 2/25/2036(n)	175	180

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC3, Class M1, 0.96%, 6/25/2034‡(n)	423	375
Chase Mortgage Finance Trust
Series 2006-S4, Class A5, 6.00%, 12/25/2036	239	165
Series 2007-A1, Class 8A1, 2.68%, 2/25/2037(n)	76	78
Series 2007-A1, Class 1A1, 2.97%, 2/25/2037(n)	47	48
CHL GMSR Issuer Trust
Series 2018-GT1, Class B, 3.63%, 5/25/2023‡(g)(n)	840	796
CHL Mortgage Pass-Through Trust
Series 2004-9, Class A7, 5.25%, 6/25/2034	57	56
Series 2004-25, Class 2A1, 0.81%, 2/25/2035(n)	321	302
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	429	363
Series 2005-31, Class 2A1, 2.53%, 1/25/2036(n)	268	244
Series 2006-21, Class A14, 6.00%, 2/25/2037	145	110
Series 2007-10, Class A4, 5.50%, 7/25/2037	184	129
Series 2007-9, Class A11, 5.75%, 7/25/2037	1,553	1,161
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 3.09%, 8/25/2035(n)	169	173
Series 2005-11, Class A2A, 2.53%, 10/25/2035(n)	50	51
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 3.01%, 8/25/2035(n)	197	205
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡(g)(n)	2,123	2,168
Series 2019-IMC1, Class B2, 5.41%, 7/25/2049‡(g)(n)	2,000	2,053
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1B1, 4.23%, 7/25/2039(g)(n)	1,000	1,019
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-8, Class 5A1, 6.00%, 12/25/2034	282	296
Deephaven Residential Mortgage Trust
Series 2017-3A, Class B2, 6.25%, 10/25/2047‡(g)(n)	2,000	1,984
Series 2019-2A, Class M1, 3.92%, 4/25/2059‡(g)(n)	250	253
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(g)(n)	2,000	2,047
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 0.43%, 4/25/2036(n)	503	504
Series 2007-3, Class 2A1, 0.88%, 10/25/2047(n)	2,622	2,442
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 5.28%, 10/25/2029(n)	2,000	2,170
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.88%, 7/25/2029(n)	2,000	2,175
GCAT Trust
Series 2019-NQM2, Class M1, 3.31%, 9/25/2059‡(g)(n)	2,337	2,396
GSR Mortgage Loan Trust
Series 2004-11, Class 2A2, 3.36%, 9/25/2034(n)	155	161
HarborView Mortgage Loan Trust
Series 2006-14, Class 1A1A, 0.31%, 1/25/2047(n)	1,751	1,729
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(g)(n)	500	513
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(g)(n)	500	506
Impac CMB Trust
Series 2004-6, Class 1A2, 0.91%, 10/25/2034(n)	41	41
Series 2005-2, Class 2A2, 0.93%, 4/25/2035(n)	285	276
Series 2005-4, Class 2A2, 0.89%, 5/25/2035(n)	262	257
Series 2005-4, Class 2M2, 1.26%, 5/25/2035(n)	185	178
Series 2005-4, Class 2B1, 2.61%, 5/25/2035‡(n)	277	277
IndyMac INDX Mortgage Loan Trust
Series 2007-AR21, Class 6A1, 2.88%, 9/25/2037(n)	1,990	1,675
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 2.90%, 11/25/2035(n)	128	122
Series 2006-A7, Class 2A2, 3.09%, 1/25/2037(n)	829	776
Lehman XS Trust
Series 2006-16N, Class A4A, 0.32%, 11/25/2046(n)	1,743	1,621
LHOME Mortgage Trust
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(g)(j)	340	341
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(g)(j)	740	739
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.00%, 4/21/2034(n)	127	128
MASTR Alternative Loan Trust
Series 2003-5, Class 30B1, 5.92%, 8/25/2033‡(n)	583	594
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	47	48

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A3, 2.96%, 2/25/2035(n)	30	31
Series 2005-1, Class 2A1, 2.25%, 4/25/2035(n)	34	33
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 3A, 3.87%, 5/25/2033(n)	59	59
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 3.31%, 7/25/2034(n)	61	63
Series 2004-7AR, Class 2A6, 2.65%, 9/25/2034(n)	153	155
Series 2004-11AR, Class 1A2A, 0.44%, 1/25/2035(n)	139	151
MortgageIT Mortgage Loan Trust
Series 2006-1, Class 1A2, 0.53%, 4/25/2036(n)	2,042	1,619
MortgageIT Trust
Series 2005-1, Class 1B1, 1.63%, 2/25/2035‡(n)	166	167
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B2, 5.01%, 9/25/2059‡(g)(n)	2,000	1,925
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 0.91%, 11/25/2035(n)	120	121
Series 2005-5, Class 1APT, 0.69%, 12/25/2035(n)	478	473
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 0.55%, 4/25/2036(n)	582	539
Series 2006-1, Class 1AC1, 0.73%, 4/25/2036(n)	415	406
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A, 2.88%, 5/27/2023(g)(n)	265	259
RALI Trust
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	502	505
Residential Asset Securitization Trust
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,308	1,714
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	467	452
Series 2007-S6, Class 2A5, 0.65%, 6/25/2037(n)	1,480	1,200
Starwood Mortgage Residential Trust
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(g)(n)	2,000	2,033
Series 2019-INV1, Class M1, 3.06%, 9/27/2049‡(g)(n)	500	485
Structured Asset Mortgage Investments II Trust
Series 2007-AR7, Class 1A1, 0.98%, 5/25/2047(n)	2,101	1,672
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 7/25/2059‡(g)(n)	2,000	2,053
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(g)(n)	1,500	1,480
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(g)(n)	1,177	1,181
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2AB2, 0.97%, 7/25/2045(n)	1,492	1,461
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.58%, 3/25/2035(n)	331	341
Series 2005-AR5, Class A6, 3.64%, 5/25/2035(n)	213	220
Series 2005-AR7, Class A3, 2.93%, 8/25/2035(n)	184	190
Series 2005-AR10, Class 1A3, 3.07%, 9/25/2035(n)	127	130
Series 2005-AR14, Class 1A4, 2.90%, 12/25/2035(n)	176	180
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 2.99%, 7/25/2034(n)	26	26
Series 2005-AR14, Class A1, 3.01%, 8/25/2035(n)	158	161

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,748)		74,466

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Notes 1.38%, 1/31/2022(o)(Cost $47,791)	47,191	47,798

	Shares (000)
INVESTMENT COMPANIES — 1.0%
JPMorgan Large Cap Value Fund Class R6 Shares(p)(Cost $45,000)	2,528	41,890

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 0.7%
United States — 0.7%
ABFC Trust
Series 2004-HE1, Class M1, 1.03%, 3/25/2034‡(n)	277	275
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 1.93%, 10/25/2032‡(n)	165	168
Series 2003-NC1, Class M1, 1.30%, 7/25/2033‡(n)	151	151
Series 2003-OP1, Class M1, 1.18%, 12/25/2033‡(n)	290	288
Series 2004-OP1, Class M3, 2.00%, 4/25/2034(n)	140	138
Series 2004-HE4, Class M2, 1.10%, 12/25/2034‡(n)	100	99
Ally Auto Receivables Trust
Series 2019-4, Class A2, 1.93%, 10/17/2022	128	128
American Credit Acceptance Receivables Trust
Series 2017-4, Class E, 5.02%, 12/10/2024(g)	445	455
Series 2018-4, Class E, 5.38%, 1/13/2025(g)	765	811
Series 2019-2, Class E, 4.29%, 6/12/2025(g)	350	369
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class A3, 3.38%, 7/18/2023	325	329
Ameriquest Mortgage Securities, Inc.
Series 2004-FR1W, Class A6, 4.11%, 5/25/2034‡(j)	170	174
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE2, Class M1, 1.48%, 4/15/2033‡(n)	789	793
Series 2004-HE2, Class M2, 2.00%, 4/25/2034‡(n)	378	378
Series 2004-HE3, Class M2, 1.81%, 6/25/2034‡(n)	813	820
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3, 1.93%, 6/25/2034(n)	76	77
Series 2004-HE6, Class M2, 2.00%, 8/25/2034‡(n)	331	330
Bear Stearns Asset-Backed Securities Trust
Series 2004-1, Class M1, 1.10%, 6/25/2034‡(n)	310	315
Series 2004-2, Class M1, 1.33%, 8/25/2034‡(n)	146	145
Chase Funding Trust
Series 2003-2, Class 2M1, 0.96%, 11/25/2032‡(n)	557	556
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(j)	585	612
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2005-OPT3, Class M3, 0.85%, 5/25/2035‡(n)	122	122
Conn’s Receivables Funding LLC
Series 2019-B, Class B, 3.62%, 6/17/2024‡(g)	540	542
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.26%, 12/25/2032‡(n)	23	23
Series 2003-BC6, Class M2, 1.86%, 10/25/2033‡(n)	2	2
Series 2004-2, Class M1, 0.88%, 5/25/2034‡(n)	29	29
Series 2004-3, Class M1, 0.88%, 6/25/2034‡(n)	57	56
Countrywide Partnership Trust
Series 2004-EC1, Class M2, 1.08%, 1/25/2035‡(n)	374	365
Credit-Based Asset Servicing & Securitization LLC
Series 2005-CB1, Class M2, 1.23%, 1/25/2035‡(n)	107	107
Series 2004-CB4, Class A5, 6.78%, 5/25/2035(j)	975	1,009
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 1.86%, 7/25/2034‡(n)	54	54
Series 2004-6, Class M1, 1.03%, 10/25/2034(n)	177	169
Series 2004-6, Class M2, 1.10%, 10/25/2034‡(n)	50	49
DT Auto Owner Trust
Series 2018-2A, Class E, 5.54%, 6/16/2025(g)	725	754
Exeter Automobile Receivables Trust
Series 2018-4A, Class E, 5.38%, 7/15/2025(g)	1,110	1,185
Series 2019-3A, Class E, 4.00%, 8/17/2026(g)	810	852
First Franklin Mortgage Loan Trust
Series 2005-FF10, Class A1, 0.73%, 11/25/2035‡(n)	281	275
Ford Credit Auto Owner Trust
Series 2017-C, Class A3, 2.01%, 3/15/2022	6	6
Series 2020-C, Class A2, 0.25%, 10/15/2023	70	70
Series 2019-B, Class A3, 2.23%, 10/15/2023	152	155
Fremont Home Loan Trust
Series 2004-B, Class M7, 3.13%, 5/25/2034(n)	43	44
Series 2004-2, Class M2, 1.06%, 7/25/2034(n)	126	127
GSAMP Trust
Series 2004-OPT, Class M1, 1.00%, 11/25/2034‡(n)	445	441
Home Equity Asset Trust
Series 2004-7, Class M1, 1.06%, 1/25/2035(n)	102	102
Home Equity Mortgage Loan Asset-Backed Trust SPMD

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-B, Class M3, 1.33%, 11/25/2034‡(n)	176	176
Series 2004-B, Class M8, 3.43%, 11/25/2034‡(n)	105	105
Series 2004-C, Class M1, 0.97%, 3/25/2035‡(n)	1,853	1,814
Hyundai Auto Receivables Trust
Series 2019-B, Class A2, 1.93%, 7/15/2022	85	85
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2, 1.03%, 7/25/2034‡(n)	631	625
Series 2004-3, Class M4, 1.74%, 7/25/2034‡(n)	362	361
Series 2004-6, Class A3, 1.43%, 11/25/2034‡(n)	80	79
MASTR Asset-Backed Securities Trust
Series 2003-NC1, Class M5, 6.13%, 4/25/2033‡(n)	87	88
Series 2005-NC1, Class M2, 0.88%, 12/25/2034‡(n)	163	159
ME Funding LLC
Series 2019-1, Class A2, 6.45%, 7/30/2049(g)	1,723	1,714
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A2, 2.01%, 12/15/2021	92	92
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-HE2, Class M2, 2.61%, 8/25/2033‡(n)	6	6
Series 2004-NC5, Class M1, 1.03%, 5/25/2034‡(n)	272	267
Series 2004-NC7, Class M2, 1.06%, 7/25/2034‡(n)	70	69
Series 2004-NC6, Class M2, 2.00%, 7/25/2034‡(n)	258	259
Series 2004-HE6, Class M1, 0.96%, 8/25/2034(n)	211	208
Series 2004-HE8, Class M3, 1.26%, 9/25/2034‡(n)	20	20
Series 2005-HE1, Class M3, 0.91%, 12/25/2034‡(n)	37	34
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3, 1.11%, 2/25/2033‡(n)	237	237
New Century Home Equity Loan Trust
Series 2004-2, Class M3, 1.14%, 8/25/2034‡(n)	393	390
NovaStar Mortgage Funding Trust
Series 2003-2, Class M3, 3.51%, 9/25/2033‡(n)	510	534
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(g)	231	231
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(g)	965	967
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(g)	1,045	1,077
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-4, Class M1, 1.15%, 7/25/2033‡(n)	939	937
Option One Mortgage Loan Trust
Series 2004-1, Class M1, 1.03%, 1/25/2034‡(n)	466	462
Series 2004-1, Class M2, 1.78%, 1/25/2034‡(n)	431	430
Series 2004-3, Class M2, 0.99%, 11/25/2034‡(n)	22	22
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 1.78%, 12/25/2034‡(n)	1,322	1,355
Prestige Auto Receivables Trust
Series 2018-1A, Class E, 5.03%, 1/15/2026(g)	680	710
PRPM LLC
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(g)(j)	497	499
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 1.37%, 8/25/2033‡(n)	219	213
Series 2004-1, Class M4, 2.83%, 5/25/2034‡(n)	496	498
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(j)	22	24
Saxon Asset Securities Trust
Series 2003-3, Class M1, 1.10%, 12/25/2033‡(n)	272	268
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2, 1.86%, 2/25/2034‡(n)	314	314
Soundview Home Loan Trust
Series 2005-OPT1, Class M2, 0.81%, 6/25/2035‡(n)	274	273
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1, 1.03%, 11/25/2034‡(n)	323	321
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.10%, 10/25/2033‡(n)	67	68
Series 2004-BNC1, Class A5, 1.37%, 9/25/2034‡(n)	27	27
Series 2004-8, Class M9, 3.88%, 9/25/2034(n)	644	652
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC4, Class A4, 0.30%, 12/25/2036‡(n)	222	219
Toyota Auto Receivables Owner Trust
Series 2017-D, Class A3, 1.93%, 1/18/2022	28	28
Volvo Financial Equipment LLC
Series 2019-2A, Class A2, 2.02%, 8/15/2022(g)	177	178

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M6, 2.95%, 10/25/2034(n)	100	100
Series 2004-2, Class M8A, 4.63%, 10/25/2034‡(g)(n)	97	93
Westlake Automobile Receivables Trust
Series 2019-2A, Class E, 4.02%, 4/15/2025(g)	470	493

TOTAL ASSET-BACKED SECURITIES (Cost $30,027)		31,730

	Shares (000)
EXCHANGE-TRADED FUNDS — 0.4%
United States — 0.4%
iShares MSCI India ETF(a)(Cost $15,062)	506	19,807

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.2%(q)
Canada — 0.0%(d)
Concordia Healthcare Corp., Initial Dollar Term Loan
(1 Week LIBOR + 5.50%), 6.50%, 9/6/2024(f)	531	530
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/1/2023(f)	252	245

		775

United States — 0.2%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(f)	99	98
Buckeye Partners LP, 1st Lien Term Loan
(3-MONTH PRIME + 1.75%), 2.90%, 11/1/2026(f)	347	347
CenturyLink, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.37%, 3/15/2027(f)	237	236
Cincinnati Bell, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(f)	599	599
Claire’s Stores, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.50%), 6.62%, 12/18/2026(f)(r)	259	239
Dole Food Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(f)	394	394
Ensemble RCM LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.96%, 8/3/2026(f)	71	71
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(f)(k)	21	11
FGI Operating Co. LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(f)(k)	84	—
Gulf Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(f)	483	372
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.62%, 1/31/2025(f)	322	320
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024‡(f)	565	591
Moran Foods LLC, Tranche A 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(f)	361	305
PetSmart, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/2022(f)	921	920
Reynolds Group Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.87%, 2/5/2023(f)	136	136
Scientific Games International, Inc., 1st Lien Term Loan B-5
(ICE LIBOR USD 1 Month + 2.75%), 2.87%, 8/14/2024(f)	995	977
Shutterfly, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(f)	316	315
Steinway Musical Instruments, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(f)	69	68
UFC Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(f)	332	331
United Natural Foods, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.37%, 10/22/2025(f)	212	213
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)		Value ($000)
(ICE LIBOR USD 1 Month + 3.00%), 3.12%, 6/2/2025(f)		1,441		1,441

				7,984

TOTAL LOAN ASSIGNMENTS (Cost $8,556)				8,759

		No. of Warrants (000)
WARRANTS — 0.2%
Switzerland — 0.2%
UBS AG
expiring 12/10/2021, price 0.00 USD*		168		2,517
expiring 8/12/2021, price 0.00 USD*		149		2,024
expiring 11/1/2021, price 0.00 USD*		27		1,726
expiring 12/6/2021, price 0.00 USD*		39		843
expiring 1/10/2022, price 0.00 USD*		19		674
expiring 2/15/2022, price 0.00 USD*		58		264

				8,048

United Kingdom — 0.0%(d)
Nmg Research Ltd.
expiring 9/24/2027, price 1.00 USD*‡		1		—	(c)

United States — 0.0%(d)
iHeartMedia Capital I LLC
expiring 5/2/2039, price 1.00 USD*‡		4		49
Windstream Holdings, Inc.
expiring 12/31/2049, price 10.75 USD*‡		—	(c)	7

				56

TOTAL WARRANTS (Cost $7,128)				8,104

		Principal Amount ($000)
SUPRANATIONAL — 0.1%
European Investment Bank 0.50%, 6/21/2023	AUD	1,210		928
Inter-American Development Bank
0.50%, 5/23/2023	CAD	3,650		2,859
1.70%, 10/10/2024	CAD	800		653
4.40%, 1/26/2026	CAD	614		568

TOTAL SUPRANATIONAL (Cost $4,754)				5,008

		Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.0%(d)
United States — 0.0%(d)
Claire’s Stores, Inc. *‡ (Cost $94)		—	(c)	433

		Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(d)
United States — 0.0%(d)
Liberty Interactive LLC
4.00%, 11/15/2029		55		43
3.75%, 2/15/2030		100		77

TOTAL CONVERTIBLE BONDS (Cost $111)				120

		Shares (000)
PREFERRED STOCKS — 0.0%(d)
United States — 0.0%(d)
GMAC Capital Trust I,
Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.01%, 2/15/2040 ($25 par value)(f)		1		17
Goodman Networks, Inc. *‡		3		—	(c)
MYT Holding LLC,
Series A, 10.00%, 6/6/2029‡		47		56

TOTAL PREFERRED STOCKS (Cost $73)				73

		No. of Rights (000)
RIGHTS — 0.0%(d)
Spain — 0.0%(d)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2021*		5		2

United States — 0.0%(d)
Vistra Corp., expiring 12/31/2049*‡		17		19

TOTAL RIGHTS (Cost $3)				21

		Principal Amount ($000)
SHORT-TERM INVESTMENTS — 7.4%
CERTIFICATES OF DEPOSIT — 0.0%(d)
Kookmin Bank
(ICE LIBOR USD 1 Month + 0.29%), 0.42%, 12/20/2021(f)		91		91
Lloyds Bank Corporate Markets plc 0.61%, 6/17/2021		250		251
Norinchukin Bank (The) 0.37%, 12/1/2021		146		146
Shinhan Bank 0.58%, 8/23/2021		48		48
Shizuoka Bank Ltd. 0.39%, 2/5/2021		250		250
Societe Generale SA 0.32%, 9/17/2021		250		250

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Woori Bank 0.30%, 2/25/2021(g)	265	265

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,300)		1,301

COMMERCIAL PAPER — 0.1%
AT&T, Inc. 0.40%, 12/14/2021(g)(s)	250	249
Banco Del Estado De Chile 0.41%, 12/2/2021(g)(s)	157	156
Banco Santander SA 0.49%, 8/31/2021(g)(s)	141	141
BAT International Finance plc 0.35%, 4/27/2021(g)(s)	250	250
Bell Canada, Inc. 0.21%, 3/23/2021(g)(s)	250	250
Electricite de France SA 0.24%, 6/28/2021(g)(s)	250	250
Enel Finance America LLC 0.40%, 10/14/2021(g)(s)	250	249
Eni Finance USA, Inc. 0.58%, 10/18/2021(g)(s)	250	249
First Abu Dhabi Bank PJSC 0.40%, 8/27/2021(g)(s)	231	231
Glencore Funding LLC 0.59%, 3/19/2021(g)(s)	250	250
Hitachi Capital America Corp. 0.25%, 2/22/2021(s)	250	250
KEB Hana Bank 0.40%, 3/16/2021(g)(s)	130	130
NatWest Markets plc 0.32%, 5/24/2021(g)(s)	250	250
Suncor Energy, Inc. 0.22%, 2/22/2021(g)(s)	250	250
Telstra Corp. Ltd. 0.40%, 10/27/2021(g)(s)	250	249
Walt Disney Co. (The) 0.40%, 7/23/2021(g)(s)	250	250

TOTAL COMMERCIAL PAPER (Cost $3,652)		3,654

	Shares (000)
INVESTMENT COMPANIES — 5.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(p)(t)(Cost $228,667)	228,624	228,761

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(p)(t)	82,268	82,276
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(p)(t)	9,419	9,419

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $91,694)		91,695

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.0%(d)
U.S. Treasury Bills 0.12%, 3/11/2021(o)(s)(Cost $588)	588	588

TOTAL SHORT-TERM INVESTMENTS (Cost $325,901)		325,999

TOTAL LONG POSITIONS (Cost $3,777,904)		4,478,579

	Shares (000)
SHORT POSITIONS — (0.7)%
COMMON STOCKS — (0.5)%
United States — (0.5)%
Beyond Meat, Inc.*	(2)	(267)
BioTelemetry, Inc.*	(8)	(540)
Kroger Co. (The)	(43)	(1,486)
Navistar International Corp.*	(111)	(4,876)
Pinnacle West Capital Corp.	(14)	(1,086)
RealPage, Inc.*	(32)	(2,743)
Sirius XM Holdings, Inc.	(778)	(4,868)
Varian Medical Systems, Inc.*	(28)	(4,853)

TOTAL COMMON STOCKS (Proceeds $(20,418))		(20,719)

EXCHANGE-TRADED FUNDS — (0.2)%
United States — (0.2)%
Invesco QQQ Trust	(9)	(2,857)
iShares Russell 1000 Value ETF	(22)	(2,961)
iShares Russell 2000 ETF	(14)	(2,917)
SPDR S&P 500 ETF Trust	(8)	(2,869)

Total EXCHANGE-TRADED FUNDS (Proceeds $(12,019))		(11,604)

TOTAL SHORT POSITIONS (Proceeds $(32,437))		(32,323)

Total Investments — 101.2% (Cost $3,745,467)		4,446,256
Liabilities in Excess of Other Assets — (1.2)%		(50,402)

Net Assets — 100.0%		4,395,854

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	6.2%
Banks	5.9
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	4.1
Internet & Direct Marketing Retail	3.3
Pharmaceuticals	3.0
Insurance	3.0
Technology Hardware, Storage & Peripherals	2.4
Diversified Telecommunication Services	2.4
Software	2.4
Media	2.3
Electric Utilities	2.3
Health Care Providers & Services	2.1
Commercial Mortgage-Backed Securities	2.0
Capital Markets	2.0
Interactive Media & Services	1.9
Equity Real Estate Investment Trusts (REITs)	1.9
Machinery	1.9
Chemicals	1.8
Beverages	1.8
Collateralized Mortgage Obligations	1.7
Food Products	1.6
Metals & Mining	1.6
Specialty Retail	1.6
IT Services	1.5
Hotels, Restaurants & Leisure	1.5
Household Durables	1.4
Aerospace & Defense	1.3
Biotechnology	1.3
Automobiles	1.2
Entertainment	1.2
Textiles, Apparel & Luxury Goods	1.1
U.S. Treasury Notes	1.1
Road & Rail	1.0
Health Care Equipment & Supplies	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	14.9
Short-Term Investments	7.2

INDUSTRY (SHORT)	PERCENTAGE
Exchange-Traded Fund	35.9%
Machinery	15.1
Media	15.1
Health Care Equipment & Supplies	15.0
Software	8.5
Food & Staples Retailing	4.6
Electric Utilities	3.4
Health Care Providers & Services	1.7
Others (each less than 1.0%)	0.7

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of January 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $87,674,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than one thousand.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $21,427,000.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2021.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2021.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2021.
(k)	Defaulted security.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(n)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2021.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(r)	Fund is subject to legal or contractual restrictions on the resale of the security.
(s)	The rate shown is the effective yield as of January 31, 2021.
(t)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	42	03/2021	AUD	4,682	(29)
Canada 5 Year Bond	60	03/2021	CAD	5,987	5
Euro-Bobl	25	03/2021	EUR	4,104	4
Euro-BTP	51	03/2021	EUR	9,346	10
Euro-Bund	31	03/2021	EUR	6,671	13
Euro-Buxl	20	03/2021	EUR	5,376	(25)
Euro-OAT	59	03/2021	EUR	11,964	6
Foreign Exchange AUD/USD	513	03/2021	USD	39,216	781
Foreign Exchange CAD/USD	1,236	03/2021	USD	96,680	(111)
Foreign Exchange EUR/USD	2,063	03/2021	USD	313,267	678
Foreign Exchange GBP/USD	340	03/2021	USD	29,123	804
Foreign Exchange JPY/USD	2,079	03/2021	USD	248,207	(809)
Japan 10 Year Bond Mini	86	03/2021	JPY	12,454	(30)
Long Gilt	41	03/2021	GBP	7,531	(21)
MSCI EAFE E-Mini Index	191	03/2021	USD	20,238	58
MSCI Emerging Markets E-Mini Index	191	03/2021	USD	12,681	752
Russell 2000 E-Mini Index	838	03/2021	USD	86,758	6,715
S&P 500 E-Mini Index	1,102	03/2021	USD	204,614	49
U.S. Treasury 2 Year Note	4	03/2021	USD	884	1
U.S. Treasury 10 Year Note	2,617	03/2021	USD	358,775	(2,282)
U.S. Treasury Long Bond	204	03/2021	USD	34,476	(1,087)

					5,482

Short Contracts
Australia 3 Year Bond	(5)	03/2021	AUD	(449)	– (a)
Canada 10 Year Bond	(10)	03/2021	CAD	(1,154)	4
Euro-Buxl	(248)	03/2021	EUR	(66,657)	569
Euro-Schatz	(121)	03/2021	EUR	(16,493)	(1)
MSCI Emerging Markets E-Mini Index	(2,220)	03/2021	USD	(147,397)	(3,687)
MSCI Europe Equity Index	(2,117)	03/2021	EUR	(59,770)	61
U.S. Treasury 2 Year Note	(64)	03/2021	USD	(14,144)	(16)
U.S. Treasury 5 Year Note	(52)	03/2021	USD	(6,548)	(14)
U.S. Treasury 10 Year Note	(72)	03/2021	USD	(9,871)	57
U.S. Treasury 10 Year Ultra Note	(202)	03/2021	USD	(31,108)	578
U.S. Treasury Long Bond	(1,266)	03/2021	USD	(213,954)	7,564
U.S. Treasury Ultra Bond	(41)	03/2021	USD	(8,422)	434

					5,549

					11,031

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	7,210	USD	5,626	State Street Corp.	2/3/2021	13
EUR	89,594	USD	108,490	TD Bank Financial Group	2/3/2021	238
GBP	25,704	USD	35,199	Barclays Bank plc	2/3/2021	19
GBP	405	USD	554	State Street Corp.	2/3/2021	1
JPY	10,228,640	USD	97,630	Barclays Bank plc	2/3/2021	23
USD	8,141	AUD	10,532	Merrill Lynch International	2/3/2021	92
USD	5,660	CAD	7,210	Merrill Lynch International	2/3/2021	22
USD	111,148	EUR	90,575	Goldman Sachs International	2/3/2021	1,228
USD	100,089	JPY	10,312,765	Merrill Lynch International	2/3/2021	1,632
USD	1,311	SEK	10,718	Merrill Lynch International	2/3/2021	28
USD	4,570	AUD	5,966	Merrill Lynch International	3/3/2021	10
USD	1,169	AUD	1,524	State Street Corp.	3/3/2021	4
USD	4,827	JPY	503,476	Citibank, NA	3/3/2021	19
USD	1,285	SEK	10,718	Merrill Lynch International	3/3/2021	2
DKK	2,377	USD	388	TD Bank Financial Group	3/29/2021	— (a)
EUR	465	CHF	503	Barclays Bank plc	3/29/2021	— (a)
EUR	638	USD	774	Barclays Bank plc	3/29/2021	1
EUR	415	USD	502	Citibank, NA	3/29/2021	2
EUR	687	USD	834	State Street Corp.	3/29/2021	1
GBP	1,030	EUR	1,159	Royal Bank of Canada	3/29/2021	4
GBP	10,906	USD	14,835	BNP Paribas	3/29/2021	113
GBP	895	USD	1,217	Royal Bank of Canada	3/29/2021	9
SEK	3,848	USD	460	State Street Corp.	3/29/2021	1
USD	3,086	CHF	2,727	Royal Bank of Canada	3/29/2021	20
USD	261	DKK	1,581	BNP Paribas	3/29/2021	3
USD	463	DKK	2,826	TD Bank Financial Group	3/29/2021	1
USD	872	EUR	717	BNP Paribas	3/29/2021	1
USD	68,983	EUR	56,191	Merrill Lynch International	3/29/2021	705
USD	2,700	EUR	2,200	Royal Bank of Canada	3/29/2021	27
USD	1,043	EUR	851	State Street Corp.	3/29/2021	9
USD	1,367	SEK	11,296	BNP Paribas	3/29/2021	14
USD	535	SEK	4,465	Merrill Lynch International	3/29/2021	1

Total unrealized appreciation						4,243

AUD	10,532	USD	8,100	Merrill Lynch International	2/3/2021	(51)
EUR	981	USD	1,207	Standard Chartered Bank	2/3/2021	(16)
JPY	84,125	USD	810	Royal Bank of Canada	2/3/2021	(7)
SEK	10,718	USD	1,285	Merrill Lynch International	2/3/2021	(2)
USD	35,642	GBP	26,109	State Street Corp.	2/3/2021	(131)
USD	5,626	CAD	7,210	State Street Corp.	3/3/2021	(13)
USD	7,196	EUR	5,935	Merrill Lynch International	3/3/2021	(11)
USD	108,556	EUR	89,594	TD Bank Financial Group	3/3/2021	(234)
USD	35,204	GBP	25,704	Barclays Bank plc	3/3/2021	(19)
USD	2,488	GBP	1,819	Royal Bank of Canada	3/3/2021	(5)
USD	97,656	JPY	10,228,640	Barclays Bank plc	3/3/2021	(20)
CHF	528	EUR	490	TD Bank Financial Group	3/29/2021	(2)
CHF	1,347	USD	1,520	BNP Paribas	3/29/2021	(5)
CHF	488	USD	551	Citibank, NA	3/29/2021	(2)
DKK	1,161	USD	190	BNP Paribas	3/29/2021	(1)
DKK	3,018	USD	496	Merrill Lynch International	3/29/2021	(3)
EUR	460	CHF	498	Goldman Sachs International	3/29/2021	— (a)
EUR	584	CHF	632	State Street Corp.	3/29/2021	(1)
EUR	421	DKK	3,133	TD Bank Financial Group	3/29/2021	— (a)
EUR	1,105	GBP	988	Barclays Bank plc	3/29/2021	(11)
EUR	981	GBP	891	Standard Chartered Bank	3/29/2021	(29)
EUR	1,214	USD	1,482	Barclays Bank plc	3/29/2021	(6)
EUR	249	USD	303	Merrill Lynch International	3/29/2021	— (a)
EUR	646	USD	788	Royal Bank of Canada	3/29/2021	(3)
EUR	337	USD	410	Standard Chartered Bank	3/29/2021	— (a)
SEK	2,966	USD	361	BNP Paribas	3/29/2021	(6)
SEK	2,732	USD	330	Merrill Lynch International	3/29/2021	(2)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
SEK	1,402	USD	170	Standard Chartered Bank	3/29/2021	(2)
USD	290	EUR	240	State Street Corp.	3/29/2021	(1)
USD	378	GBP	279	Barclays Bank plc	3/29/2021	(5)
USD	412	GBP	305	State Street Corp.	3/29/2021	(7)

Total unrealized depreciation						(595)

Net unrealized appreciation						3,648

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2021 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in GBP based on the local currencies of the positions within the swaps.	4/29/2022	$12,522	$(1,039)	$1	$(1,038)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
3i Group plc	38	583	(47)	0.0	(a)
Ashtead Group plc	10	508	— (b)	0.0	(a)
boohoo Group plc*	101	468	(32)	0.0	(a)
BP plc	241	897	(79)	0.0	(a)
Centrica plc*	502	355	13	0.0	(a)
Computacenter plc	11	363	(9)	0.0	(a)
Dunelm Group plc*	19	293	(37)	0.0	(a)
Games Workshop Group plc	4	520	(52)	0.0	(a)
Informa plc*	55	374	(55)	0.0	(a)
Intermediate Capital Group plc	31	716	(40)	0.0	(a)
National Express Group plc*	95	325	(7)	0.0	(a)
Next plc*	9	982	1	0.0	(a)
Persimmon plc	18	617	(64)	0.0	(a)
Prudential plc	29	472	(110)	0.0	(a)
Segro plc	43	564	(7)	0.0	(a)
Spirent Communications plc	113	369	(40)	0.0	(a)
Taylor Wimpey plc*	498	994	(132)	0.0	(a)

	1,817	9,400	(697)	0.0	(a)

Australia
BHP Group plc	36	990	(99)	0.0	(a)
Rio Tinto plc	13	992	(138)	0.0	(a)

	49	1,982	(237)	0.0	(a)

Jordan
Hikma Pharmaceuticals plc	16	521	(52)	0.0	(a)

United States
Ferguson plc	5	619	(53)	0.0	(a)

Total Long Positions of Total Return Basket Swap	1,887	12,522	(1,039)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swaps.	10/29/2021	$3,966	$(354)	$(6)	$(360)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Ireland
AIB Group plc*	270	481	(67)	0.0	(a)
Bank of Ireland Group plc*	174	646	(132)	0.0	(a)
Smurfit Kappa Group plc	12	562	(14)	0.0	(a)

	456	1,689	(213)	0.0	(a)

France
AXA SA	18	396	(46)	0.0	(a)
LVMH Moet Hennessy Louis Vuitton SE	3	1,534	(65)	0.0	(a)

	21	1,930	(111)	0.0	(a)

Spain
Laboratorios Farmaceuticos Rovi SA	7	347	(30)	0.0	(a)

Total Long Positions of Total Return Basket Swap	484	3,966	(354)	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
EURIBOR	(0.57)%
GBP LIBOR	0.03

Summary of total OTC swap contracts outstanding as of January 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Total return basket swap contracts outstanding	—	(1,398)

Abbreviations

EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Amount rounds to less than one thousand.
(1)	Notional value represents market value as of January 31, 2021 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$11,040	$20,690		$31,730
Collateralized Mortgage Obligations
United States	—	45,822	28,644		74,466
Commercial Mortgage-Backed Securities
Cayman Islands	—	—	997		997
United States	—	66,364	23,873		90,237

Total Commercial Mortgage-Backed Securities	—	66,364	24,870		91,234

Common Stocks
Argentina	3,079	—	—		3,079
Australia	—	36,717	—		36,717
Austria	519	7,113	—		7,632
Belgium	—	8,917	—		8,917
Brazil	12,863	146	—		13,009
Canada	18,335	—	—		18,335
Chile	—	139	—		139
China	28,182	290,189	—		318,371
Denmark	—	28,538	—		28,538
Finland	—	9,767	—		9,767
France	209	106,579	—		106,788
Germany	1,563	79,580	—		81,143
Greece	—	1,430	—		1,430
Hong Kong	166	35,768	—		35,934
Hungary	—	2,420	—		2,420
India	30,531	—	—		30,531
Indonesia	—	11,350	—		11,350
Ireland	4,095	1,508	—		5,603
Israel	738	919	—		1,657
Italy	3,267	8,012	—		11,279
Japan	—	102,996	—		102,996
Jordan	—	102	—		102
Luxembourg	—	982	—		982
Macau	—	2,623	—		2,623
Mexico	14,622	45	—		14,667
Netherlands	19,025	44,577	—		63,602
New Zealand	—	1,079	—		1,079
Norway	176	1,888	—		2,064
Peru	7,675	—	—		7,675
Poland	2,009	3,871	—		5,880
Portugal	389	91	—		480
Russia	6,947	15,435	—		22,382
Singapore	—	2,858	—		2,858
South Africa	3,417	17,164	—		20,581
South Korea	—	76,516	—		76,516
Spain	—	25,313	—		25,313
Sweden	—	36,811	—		36,811
Switzerland	—	81,000	—		81,000
Taiwan	38,869	38,299	—		77,168
Tanzania, United Republic of	—	1,068	—		1,068
Thailand	5,979	1,848	—		7,827
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	19,887	95,448	—		115,335
United States	1,063,910	6,443	453		1,070,806

Total Common Stocks	1,286,452	1,185,549	453		2,472,454

Convertible Bonds	—	120	—		120
Convertible Preferred Stocks	—	—	433		433

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Australia	$—	$3,932	$—	$3,932
Belgium	—	7,130	—	7,130
Brazil	—	1,866	—	1,866
Canada	—	35,957	—	35,957
Chile	—	429	—	429
China	—	4,603	—	4,603
Finland	—	5,175	—	5,175
France	—	17,031	—	17,031
Germany	—	6,783	—	6,783
Italy	—	15,877	—	15,877
Japan	—	4,537	—	4,537
Luxembourg	—	5,708	—	5,708
Macau	—	913	—	913
Netherlands	—	4,985	—	4,985
New Zealand	—	245	—	245
Saudi Arabia	—	405	—	405
Singapore	—	9,558	—	9,558
South Korea	—	8,641	—	8,641
Spain	—	6,493	—	6,493
Sweden	—	259	—	259
Switzerland	—	1,878	—	1,878
United Kingdom	—	23,055	—	23,055
United States	—	909,351	124	909,475
Venezuela, Bolivarian Republic of	—	22	—	22

Total Corporate Bonds	—	1,074,833	124	1,074,957

Exchange-Traded Funds	19,807	—	—	19,807
Foreign Government Securities	—	275,726	—	275,726
Investment Companies	41,890	—	—	41,890
Loan Assignments
Canada	—	775	—	775
United States	—	7,382	602	7,984

Total Loan Assignments	—	8,157	602	8,759

Preferred Stocks
United States	17	—	56	73
Rights
Spain	2	—	—	2
United States	—	—	19	19

Total Rights	2	—	19	21

Supranational	—	5,008	—	5,008
U.S. Treasury Obligations	—	47,798	—	47,798
Warrants
Switzerland	—	8,048	—	8,048
United Kingdom	—	—	–(b)	–(b)
United States	—	—	56	56

Total Warrants	—	8,048	56	8,104

Short-Term Investments
Certificates of Deposit	—	1,301	—	1,301
Commercial Paper	—	3,654	—	3,654
Investment Companies	228,761	—	—	228,761
Investment of Cash Collateral from Securities Loaned	91,695	—	—	91,695
U.S. Treasury Obligations	—	588	—	588

Total Short-Term Investments	320,456	5,543	—	325,999

Total Investments in Securities	$1,668,624	$2,734,008	$75,947	$4,478,579

Liabilities
Common Stocks	$(20,719)	$—	$—	$(20,719)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Exchange-Traded Funds	$(11,604)	$—	$—	$(11,604)

Total Liabilities in Securities Sold Short	$(32,323)	$—	$—	$(32,323)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,243	$—	$4,243
Futures Contracts	19,143	—	—	19,143

Total Appreciation in Other Financial Instruments	$19,143	$4,243	$—	$23,386

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(595)	$—	$(595)
Futures Contracts	(8,112)	—	—	(8,112)
Swaps	—	(1,393)	—	(1,393)

Total Depreciation in Other Financial Instruments	$(8,112)	$(1,988)	$—	$(10,100)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2021
Investments in Securities
Asset-Backed Securities - United States	$24,115		$44	$32	$12	$—	$(3,513)	$—	$—	$20,690
Collateralized Mortgage Obligations - Bermuda	2,302		(4)	44	—	—	(2,342)	—	—	—
Collateralized Mortgage Obligations - United States	30,483		(15)	428	1	—	(2,253)	—	—	28,644
Commercial Mortgage-Backed Securities - Cayman Islands	982		—	15	—	—	—	—	—	997
Commercial Mortgage-Backed Securities - United States	21,538		—	581	4	—	(2,836)	4,586	—	23,873
Common Stocks - United Arab Emirates	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks - United States	321		— (b)	130	—	43	(41)	—	—	453
Convertible Bonds - United States	—	(a)	(163)	163	—	—	— (b)	—	—	—
Convertible Preferred Stocks - United States	415		51	33	—	—	(66)	—	—	433
Corporate Bonds - United States	115		—	9	—	115	(115)	—	—	124
Loan Assignments - United States	1,036		—	(104)	(4)	1	(327)	—	—	602
Preferred Stocks - United States	45		—	11	—	—	—	—	—	56
Rights - United States	19		— (b)	—	—	—	—	—	—	19
Warrants - United Kingdom	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants - United States	31		—	25	—	—	—	—	—	56

Total	$81,402		$(87)	$1,367	$13	$159	$(11,493)	$4,586	$—	$75,947

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2021, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,310,000.

There were no significant transfers into or out of level 3 for the period ended January 31, 2021.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$20,690		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (8.69%)

				Constant Default Rate	0.00% - 6.00% (2.91%)
				Yield (Discount Rate of Cash Flows)	0.94% - 6.25% (2.21%)

Asset-Backed Securities	20,690

	23,873		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.50%)
				Constant Default Rate	0.00% - 5.00% (0.18%)
				Yield (Discount Rate of Cash Flows)	0.80% - 199.00% (10.63%)

Commercial Mortgage-Backed Securities	23,873

	26,719		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (21.65%)
				Constant Default Rate	0.00% - 7.50% (0.21%)
				Yield (Discount Rate of Cash Flows)	1.07% - 6.10% (4.10%)

Collateralized Mortgage Obligations	26,719

	147		Market Comparable Companies	EBITDA Multiple (b)	5.0x - 6.0x (6.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	147

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	—	(c)

	602		Term of Restructuring	Expected Recovery	50.00% - 100.00% (99.12%)
Loan Assignments	602

	7		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
	—	(d)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	7

Total	$72,038

#

The table above does not include level 3 investments that are valued by brokers and Pricing Services. At January 29, 2021, the value of these investments was approximately $3,909,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(d)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Large Cap Value Fund Class R6 Shares(a)	$–	$45,000	$–	$–	$(3,110)	$41,890	2,528	$–	$–
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	139,690	759,408	670,365	(7)	35	228,761	228,624	43	–
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	64,026	99,000	80,750	(6)	6	82,276	82,268	24	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	9,113	50,974	50,668	–	–	9,419	9,419	1	–

Total	$212,829	$954,382	$801,783	$(13)	$(3,069)	$362,346		$68	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.